UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2022

Item 1.

Reports to Stockholders

Fidelity® Balanced Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 28, 2022

% of fund's net assets
Microsoft Corp.	4.6
Apple, Inc.	3.9
Amazon.com, Inc.	2.7
Alphabet, Inc. Class A	1.7
Alphabet, Inc. Class C	1.5
14.4

Top Five Bond Issuers as of February 28, 2022

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	9.7
Freddie Mac	2.0
Fannie Mae	1.9
Ginnie Mae	1.3
Uniform Mortgage Backed Securities	1.2
16.1

Top Five Market Sectors as of February 28, 2022

% of fund's net assets
Information Technology	18.4
Financials	12.7
Health Care	9.7
Consumer Discretionary	8.5
Communication Services	7.9

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Stocks and Equity Futures	70.4%
Bonds	29.8%
Convertible Securities	0.2%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.5)%

 * Foreign investments - 9.5%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 70.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	2,794,931	$66,212
Deutsche Telekom AG	2,769,761	49,647
Liberty Global PLC Class C (a)	3,351,488	86,703
		202,562
Entertainment - 1.1%
Activision Blizzard, Inc.	1,285,255	104,748
Cinemark Holdings, Inc. (a)(b)	1,031,185	18,087
Netflix, Inc. (a)	259,803	102,497
Sea Ltd. ADR (a)	593,732	86,447
Take-Two Interactive Software, Inc. (a)	136,442	22,104
The Walt Disney Co. (a)	1,136,041	168,657
		502,540
Interactive Media & Services - 5.0%
Alphabet, Inc.:
Class A (a)	293,955	794,014
Class C (a)	262,528	708,253
Meta Platforms, Inc. Class A (a)	2,970,506	626,866
Snap, Inc. Class A (a)	3,308,255	132,132
Tongdao Liepin Group (a)	11,442,250	27,527
		2,288,792
Media - 0.3%
Altice U.S.A., Inc. Class A (a)	1,374,279	15,887
Comcast Corp. Class A	1,545,822	72,283
Liberty Broadband Corp. Class C (a)	280,159	41,099
		129,269
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	1,312,025	161,655

TOTAL COMMUNICATION SERVICES		3,284,818

CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.1%
Adient PLC (a)	714,910	31,992
Automobiles - 1.1%
Ferrari NV	132,927	28,621
Tesla, Inc. (a)	527,050	458,760
		487,381
Distributors - 0.1%
LKQ Corp.	941,347	44,196
Hotels, Restaurants & Leisure - 1.3%
ARAMARK Holdings Corp.	161,176	5,957
Booking Holdings, Inc. (a)	61,894	134,449
Caesars Entertainment, Inc. (a)	522,488	43,988
Churchill Downs, Inc.	285,233	68,704
Compass Group PLC	2,596,940	58,699
Las Vegas Sands Corp. (a)	1,266,957	54,302
Marriott International, Inc. Class A (a)	778,984	132,536
McDonald's Corp.	358,052	87,640
Sweetgreen, Inc. Class A (b)	48,350	1,225
		587,500
Household Durables - 0.4%
Leggett & Platt, Inc. (b)	912,779	33,846
Lennar Corp. Class A	1,070,342	96,202
Mohawk Industries, Inc. (a)	201,697	28,395
Tempur Sealy International, Inc.	597,141	19,712
		178,155
Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc. (a)	403,559	1,239,435
Cazoo Group Ltd. (c)	387,545	1,368
Deliveroo PLC Class A (a)(d)	478,154	816
eBay, Inc.	1,453,054	79,322
Farfetch Ltd. Class A (a)	761,217	14,501
Grab Holdings Ltd. (c)	546,811	3,150
ZOZO, Inc.	37	1
		1,338,593
Multiline Retail - 0.3%
Dollar General Corp.	63,458	12,586
Dollar Tree, Inc. (a)	647,902	92,054
Nordstrom, Inc. (a)	1,238,302	25,682
Ollie's Bargain Outlet Holdings, Inc. (a)	237,074	10,237
		140,559
Specialty Retail - 1.5%
Burlington Stores, Inc. (a)	115,322	26,050
Industria de Diseno Textil SA	2,183,241	56,952
Lowe's Companies, Inc.	1,326,129	293,154
The Home Depot, Inc.	527,687	166,659
TJX Companies, Inc.	1,993,245	131,753
		674,568
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd. (a)	326,938	22,147
LVMH Moet Hennessy Louis Vuitton SE	31,610	23,230
NIKE, Inc. Class B	548,905	74,953
PVH Corp.	333,140	32,611
Tapestry, Inc.	1,898,410	77,645
		230,586

TOTAL CONSUMER DISCRETIONARY		3,713,530

CONSUMER STAPLES - 4.4%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	34,369	13,179
Constellation Brands, Inc. Class A (sub. vtg.)	409,169	88,225
Duckhorn Portfolio, Inc. (a)(b)	378,508	7,426
Keurig Dr. Pepper, Inc.	842,507	32,580
Monster Beverage Corp. (a)	897,987	75,790
PepsiCo, Inc.	1,323,212	216,663
Pernod Ricard SA	120,282	26,258
The Coca-Cola Co.	4,030,008	250,828
		710,949
Food & Staples Retailing - 1.2%
Albertsons Companies, Inc.	924,719	26,956
BJ's Wholesale Club Holdings, Inc. (a)	739,472	46,491
Cake Box Holdings PLC	342,399	664
Costco Wholesale Corp.	377,275	195,900
Grocery Outlet Holding Corp. (a)	223,372	6,212
U.S. Foods Holding Corp. (a)	1,822,304	71,234
Walgreens Boots Alliance, Inc.	239,883	11,056
Walmart, Inc.	1,408,330	190,350
		548,863
Food Products - 0.5%
Bunge Ltd.	117,539	12,289
Darling Ingredients, Inc. (a)	213,396	15,467
Freshpet, Inc. (a)(b)	90,157	8,586
Hotel Chocolat Group Ltd. (a)	209,703	1,295
Local Bounti Corp. (a)	1,110,013	6,638
McCormick & Co., Inc. (non-vtg.)	432,154	41,128
Mondelez International, Inc.	1,781,169	116,631
Sovos Brands, Inc. (b)	426,445	5,177
TreeHouse Foods, Inc. (a)	237,757	9,332
		216,543
Household Products - 0.9%
Procter & Gamble Co.	2,447,566	381,551
The Clorox Co.	169,475	24,708
		406,259
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	183,449	54,361
The Honest Co., Inc. (b)	195,108	1,128
		55,489
Tobacco - 0.1%
Altria Group, Inc.	1,037,960	53,237

TOTAL CONSUMER STAPLES		1,991,340

ENERGY - 2.7%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	336,879	9,898
Halliburton Co.	2,244,555	75,260
Liberty Oilfield Services, Inc. Class A (a)	1,000,640	12,488
Oceaneering International, Inc. (a)	786,962	11,521
Schlumberger Ltd.	476,957	18,716
U.S. Silica Holdings, Inc. (a)	674,649	9,755
Weatherford International PLC (a)	341,700	9,704
		147,342
Oil, Gas & Consumable Fuels - 2.4%
Africa Oil Corp.	6,404,052	14,652
Canadian Natural Resources Ltd.	2,034,697	113,670
CVR Energy, Inc. (b)	274,436	4,772
Exxon Mobil Corp.	5,404,097	423,789
Genesis Energy LP	3,306,765	39,516
Harbour Energy PLC (a)	2,649,381	14,030
Hess Corp.	1,203,408	121,616
Imperial Oil Ltd.	858,310	38,524
Kosmos Energy Ltd. (a)	3,517,431	17,095
MEG Energy Corp. (a)	8,026,366	104,802
Murphy Oil Corp.	943,531	32,712
Phillips 66 Co.	828,426	69,787
Tourmaline Oil Corp.	1,023,490	40,374
Valero Energy Corp.	606,684	50,664
		1,086,003

TOTAL ENERGY		1,233,345

FINANCIALS - 8.1%
Banks - 3.7%
Bank of America Corp.	8,996,700	397,654
BNP Paribas SA	164,900	9,568
Citizens Financial Group, Inc.	1,306,346	68,479
Comerica, Inc.	293,027	27,981
Eurobank Ergasias Services and Holdings SA (a)	24,595,546	26,943
JPMorgan Chase & Co.	1,676,937	237,790
M&T Bank Corp.	375,820	68,486
Piraeus Financial Holdings SA (a)	5,695,613	9,020
PNC Financial Services Group, Inc.	636,943	126,911
Signature Bank	149,203	51,459
Silvergate Capital Corp. (a)	78,858	10,100
Societe Generale Series A	1,254,218	35,466
Standard Chartered PLC (United Kingdom)	2,564,311	18,275
Starling Bank Ltd. Series D (a)(c)(e)	5,092,112	15,575
SVB Financial Group (a)	91,060	55,182
U.S. Bancorp	416,370	23,542
UniCredit SpA	2,541,721	32,113
Wells Fargo & Co.	8,701,126	464,379
		1,678,923
Capital Markets - 1.8%
Bank of New York Mellon Corp.	4,281,792	227,577
BlackRock, Inc. Class A	171,591	127,645
Cboe Global Markets, Inc.	193,712	22,720
CME Group, Inc.	256,897	60,764
Goldman Sachs Group, Inc.	158,366	54,049
Intercontinental Exchange, Inc.	1,230,794	157,689
Morgan Stanley	692,225	62,812
State Street Corp.	685,398	58,485
StepStone Group, Inc. Class A	792,723	27,373
Virtu Financial, Inc. Class A	658,605	23,104
		822,218
Consumer Finance - 0.7%
American Express Co.	437,657	85,142
Capital One Financial Corp.	776,032	118,942
OneMain Holdings, Inc.	1,837,541	93,678
Shriram Transport Finance Co. Ltd.	756,216	11,257
		309,019
Diversified Financial Services - 0.5%
Ant International Co. Ltd. Class C (a)(c)(e)	7,317,052	14,049
Berkshire Hathaway, Inc.:
Class A (a)	87	41,430
Class B (a)	466,799	150,053
Jumo World Ltd. (e)	1,163	6,755
WeWork, Inc. (a)	1,935,420	12,387
		224,674
Insurance - 1.4%
AIA Group Ltd.	860,378	8,934
Arthur J. Gallagher & Co.	490,260	77,554
Chubb Ltd.	131,319	26,742
Hartford Financial Services Group, Inc.	1,535,545	106,690
Marsh & McLennan Companies, Inc.	681,032	105,839
Prudential PLC (a)	465,128	7,032
The Travelers Companies, Inc.	1,778,419	305,586
		638,377

TOTAL FINANCIALS		3,673,211

HEALTH CARE - 9.2%
Biotechnology - 0.7%
Amgen, Inc.	392,897	88,983
Argenx SE ADR (a)	22,125	6,366
Horizon Therapeutics PLC (a)	1,256,319	114,539
Legend Biotech Corp. ADR (a)	77,447	3,066
Regeneron Pharmaceuticals, Inc. (a)	184,254	113,935
		326,889
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	2,528,892	305,035
Boston Scientific Corp. (a)	4,509,629	199,190
DexCom, Inc. (a)	126,515	52,366
Envista Holdings Corp. (a)	1,600,058	76,803
Intuitive Surgical, Inc. (a)	578,198	167,868
ResMed, Inc.	524,816	129,498
Siemens Healthineers AG (d)	1,402,607	90,006
Stryker Corp.	960,938	253,063
		1,273,829
Health Care Providers & Services - 2.6%
agilon health, Inc. (a)	2,148,969	43,452
AmerisourceBergen Corp.	1,060,173	151,106
Guardant Health, Inc. (a)	104,145	6,902
HCA Holdings, Inc.	565,416	141,529
Humana, Inc.	217,738	94,568
Option Care Health, Inc. (a)	2,447,871	62,910
Surgery Partners, Inc. (a)	2,620,618	136,980
UnitedHealth Group, Inc.	1,138,079	541,578
		1,179,025
Health Care Technology - 0.1%
Health Catalyst, Inc. (a)	659,416	17,883
Life Sciences Tools & Services - 0.8%
Avantor, Inc. (a)	940,114	32,613
Thermo Fisher Scientific, Inc.	624,190	339,559
		372,172
Pharmaceuticals - 2.2%
AstraZeneca PLC sponsored ADR	400,370	24,375
Bristol-Myers Squibb Co.	4,133,101	283,820
Eli Lilly & Co.	1,022,035	255,458
Roche Holding AG (participation certificate)	237,748	90,043
Royalty Pharma PLC	2,631,599	103,317
UCB SA	727,697	79,419
Zoetis, Inc. Class A	877,772	169,981
		1,006,413

TOTAL HEALTH CARE		4,176,211

INDUSTRIALS - 6.4%
Aerospace & Defense - 2.5%
General Dynamics Corp.	563,819	132,187
Lockheed Martin Corp.	473,345	205,337
Northrop Grumman Corp.	442,373	195,591
Raytheon Technologies Corp.	2,625,435	269,632
Space Exploration Technologies Corp. Class A (a)(c)(e)	117,000	6,552
The Boeing Co. (a)	1,604,980	329,567
		1,138,866
Air Freight & Logistics - 0.4%
FedEx Corp.	409,439	91,006
United Parcel Service, Inc. Class B	385,194	81,053
		172,059
Building Products - 0.0%
Jeld-Wen Holding, Inc. (a)	525,742	12,134
Commercial Services & Supplies - 0.1%
CoreCivic, Inc. (a)	3,130,626	28,520
The GEO Group, Inc.	5,855,931	34,901
		63,421
Construction & Engineering - 0.3%
AECOM	1,350,803	98,149
API Group Corp. (a)	962,724	20,766
Fluor Corp. (a)	125,600	2,720
		121,635
Electrical Equipment - 0.3%
Fluence Energy, Inc. (b)	206,504	2,794
Sensata Technologies, Inc. PLC (a)	2,629,690	152,285
		155,079
Industrial Conglomerates - 0.7%
3M Co.	547,542	81,392
General Electric Co.	1,919,592	183,340
Honeywell International, Inc.	179,906	34,137
		298,869
Machinery - 0.8%
Allison Transmission Holdings, Inc.	3,598,275	143,715
Caterpillar, Inc.	760,254	142,608
Flowserve Corp.	395,200	12,002
Fortive Corp.	751,722	48,674
		346,999
Marine - 0.1%
Genco Shipping & Trading Ltd.	1,340,860	25,852
Star Bulk Carriers Corp. (b)	1,007,260	30,298
		56,150
Professional Services - 0.7%
Dun & Bradstreet Holdings, Inc. (a)	1,565,818	29,062
Equifax, Inc.	203,424	44,416
Nielsen Holdings PLC	12,630,085	220,016
Otonomo Technologies Ltd. (a)	721,033	1,038
		294,532
Road & Rail - 0.5%
CSX Corp.	418,473	14,190
Norfolk Southern Corp.	422,555	108,394
Uber Technologies, Inc. (a)	2,419,693	87,182
Union Pacific Corp.	141,108	34,706
		244,472
Transportation Infrastructure - 0.0%
Delhivery Private Ltd. (c)(e)	1,518,900	11,811

TOTAL INDUSTRIALS		2,916,027

INFORMATION TECHNOLOGY - 17.9%
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	1,076,657	81,837
Jabil, Inc.	1,600,189	92,507
		174,344
IT Services - 2.5%
Affirm Holdings, Inc. (a)(b)	499,761	20,910
Block, Inc. Class A (a)	855,561	109,084
Capgemini SA	306,730	64,208
Cognizant Technology Solutions Corp. Class A	1,361,734	117,286
Dlocal Ltd.	651,939	21,286
EPAM Systems, Inc. (a)	135,185	28,085
MasterCard, Inc. Class A	205,359	74,098
MongoDB, Inc. Class A (a)	239,701	91,563
Snowflake Computing, Inc. (a)	160,530	42,646
Thoughtworks Holding, Inc.	1,141,897	24,799
Twilio, Inc. Class A (a)	323,494	56,547
Visa, Inc. Class A	2,034,828	439,767
Wix.com Ltd. (a)	337,397	30,899
Worldline SA (a)(d)	231,265	11,793
		1,132,971
Semiconductors & Semiconductor Equipment - 3.8%
ASML Holding NV (Netherlands)	95,300	63,758
Lam Research Corp.	249,730	140,186
Marvell Technology, Inc.	1,191,034	81,383
MediaTek, Inc.	1,325,000	52,375
Microchip Technology, Inc.	1,578,289	111,001
Micron Technology, Inc.	2,391,542	212,512
NVIDIA Corp.	2,591,021	631,820
NXP Semiconductors NV	481,007	91,449
Renesas Electronics Corp. (a)	7,432,439	87,559
Semtech Corp. (a)	71,833	4,984
Silergy Corp.	233,000	31,057
SolarEdge Technologies, Inc. (a)	203,980	65,155
Taiwan Semiconductor Manufacturing Co. Ltd.	7,254,000	156,008
		1,729,247
Software - 7.3%
Adobe, Inc. (a)	630,766	294,997
Anaplan, Inc. (a)	1,030,440	48,812
Autodesk, Inc. (a)	453,927	99,968
CCC Intelligent Solutions Holdings, Inc. (c)	253,848	2,757
Coupa Software, Inc. (a)	331,245	40,084
Cvent Holding Corp. (c)	788,735	6,349
Elastic NV (a)	270,861	23,470
Epic Games, Inc. (a)(c)(e)	12,272	9,032
Five9, Inc. (a)	260,613	28,667
HubSpot, Inc. (a)	197,136	103,496
Intuit, Inc.	371,137	176,056
Microsoft Corp.	7,071,915	2,113,016
Rimini Street, Inc. (a)	313,002	1,418
Salesforce.com, Inc. (a)	1,229,220	258,788
Stripe, Inc. Class B (a)(c)(e)	110,500	3,558
Synopsys, Inc. (a)	167,864	52,439
Workday, Inc. Class A (a)	281,703	64,524
Yext, Inc. (a)	850,970	6,314
		3,333,745
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	10,774,860	1,779,145

TOTAL INFORMATION TECHNOLOGY		8,149,452

MATERIALS - 2.0%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	197,396	46,645
Albemarle Corp. U.S.	185,767	36,390
CF Industries Holdings, Inc.	980,248	79,586
DuPont de Nemours, Inc.	477,745	36,963
Ecolab, Inc.	181,780	32,041
International Flavors & Fragrances, Inc.	227,042	30,197
Linde PLC	293,713	86,128
Olin Corp.	1,563,493	80,536
Sherwin-Williams Co.	111,450	29,326
Valvoline, Inc.	1,189,265	38,449
		496,261
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	120,658	45,778
Summit Materials, Inc. (a)	1,050,645	32,801
Vulcan Materials Co.	209,198	37,959
		116,538
Containers & Packaging - 0.1%
Crown Holdings, Inc.	510,062	62,569
Metals & Mining - 0.5%
First Quantum Minerals Ltd.	2,260,949	66,303
Freeport-McMoRan, Inc.	2,387,536	112,095
Newmont Corp.	601,308	39,807
Reliance Steel & Aluminum Co.	147,095	28,076
		246,281

TOTAL MATERIALS		921,649

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc.	19,958	3,780
American Tower Corp.	475,850	107,956
Corporate Office Properties Trust (SBI)	506,606	13,278
Crown Castle International Corp.	573,242	95,496
CubeSmart	802,314	38,680
Douglas Emmett, Inc.	315,664	10,007
Equity Lifestyle Properties, Inc.	698,956	52,156
Essex Property Trust, Inc.	94,351	29,925
Invitation Homes, Inc.	1,275,465	48,213
Kilroy Realty Corp.	244,399	17,504
Life Storage, Inc.	119,882	15,176
LXP Industrial Trust (REIT)	1,777,140	27,475
Mid-America Apartment Communities, Inc.	179,282	36,683
Prologis (REIT), Inc.	774,442	112,952
Simon Property Group, Inc.	259,693	35,723
Ventas, Inc.	617,070	33,322
VICI Properties, Inc.	239,766	6,704
Welltower, Inc.	1,583,229	131,867
Weyerhaeuser Co.	663,716	25,805
		842,702
Real Estate Management & Development - 0.2%
Cushman & Wakefield PLC (a)	3,350,446	73,442
Jones Lang LaSalle, Inc. (a)	92,364	22,742
		96,184

TOTAL REAL ESTATE		938,886

UTILITIES - 1.8%
Electric Utilities - 1.2%
Constellation Energy Corp.	684,970	31,495
Edison International	890,465	56,473
Entergy Corp.	216,061	22,732
Evergy, Inc.	540,073	33,706
Exelon Corp.	1,886,034	80,270
FirstEnergy Corp.	1,404,611	58,783
NextEra Energy, Inc.	2,009,425	157,278
PG&E Corp. (a)	4,425,027	50,313
Southern Co.	1,236,871	80,112
		571,162
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	1,829,916	38,849
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	1,428,484	39,069
Dominion Energy, Inc.	841,700	66,940
NiSource, Inc.	1,015,324	29,373
Public Service Enterprise Group, Inc.	454,126	29,441
Sempra Energy	489,692	70,623
		235,446

TOTAL UTILITIES		845,457

TOTAL COMMON STOCKS
(Cost $20,853,563)		31,843,926

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (c)(e)	189,206	5,533
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B (c)(e)	120,349	8,183
Series B2 (c)(e)	54,288	3,691
		11,874
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (c)(e)	49,193	3,604
TOTAL INDUSTRIALS		15,478
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (c)(e)	412,038	12,270
Xsight Labs Ltd. Series D (c)(e)	450,873	4,500
		16,770
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(e)	143,672	22,640
Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (c)(e)	947,200	3,827
GaN Systems, Inc.:
Series F1 (c)(e)	97,586	828
Series F2 (c)(e)	51,529	437
		5,092
Software - 0.1%
Bolt Technology OU Series E (c)(e)	41,382	10,672
Databricks, Inc.:
Series G (c)(e)	10,192	2,247
Series H (c)(e)	41,830	9,222
Skyryse, Inc. Series B (c)(e)	332,947	8,217
Stripe, Inc. Series H (c)(e)	45,700	1,472
		31,830
TOTAL INFORMATION TECHNOLOGY		76,332

TOTAL CONVERTIBLE PREFERRED STOCKS		97,343

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)	382,501	38,177
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Checkr, Inc. Series E (e)	196,017	10,585
Gupshup, Inc. (c)(e)	403,701	8,086
		18,671

TOTAL NONCONVERTIBLE PREFERRED STOCKS		56,848

TOTAL PREFERRED STOCKS
(Cost $128,103)		154,191
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.09% 4/7/22 (f)
(Cost $24,068)	24,070	24,068

Preferred Securities - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (c)(g)	$7,586	$8,535
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (c)(e)(g)	2,287	2,287
TOTAL PREFERRED SECURITIES
(Cost $9,873)		10,822
	Shares	Value (000s)

Fixed-Income Funds - 29.0%
Fidelity Investment Grade Bond Central Fund (h)
(Cost $13,561,932)	119,306,040	13,167,808

Money Market Funds - 0.7%
Fidelity Cash Central Fund 0.07% (i)	273,530,391	273,585
Fidelity Securities Lending Cash Central Fund 0.07% (i)(j)	65,577,492	65,584
TOTAL MONEY MARKET FUNDS
(Cost $339,154)		339,169
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $34,916,693)		45,539,984
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(57,378)
NET ASSETS - 100%		$45,482,606

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	340	March 2022	$74,256	$(6,313)	$(6,313)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $190,452,000 or 0.4% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $102,615,000 or 0.2% of net assets.

 (e) Level 3 security

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,870,000.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
ABL Space Systems Series B	3/24/21	$5,420
ABL Space Systems Series B2	10/22/21	$3,691
Algolia SAS Series D	7/23/21	$5,533
Ant International Co. Ltd. Class C	5/16/18	$27,888
Astera Labs, Inc. Series C	8/24/21	$3,184
Astranis Space Technologies Corp. Series C	3/19/21	$9,032
Beta Technologies, Inc. Series A	4/9/21	$3,604
Bolt Technology OU Series E	1/3/22	$10,751
ByteDance Ltd. Series E1	11/18/20	$15,743
Cazoo Group Ltd.	3/28/21	$3,875
CCC Intelligent Solutions Holdings, Inc.	2/2/21	$2,538
Circle Internet Financial Ltd. 0%	5/11/21	$7,586
Cvent Holding Corp.	7/23/21	$7,887
Databricks, Inc. Series G	2/1/21	$1,808
Databricks, Inc. Series H	8/31/21	$9,222
Delhivery Private Ltd.	5/20/21	$7,414
Epic Games, Inc.	3/29/21	$10,861
GaN Systems, Inc. Series F1	11/30/21	$828
GaN Systems, Inc. Series F2	11/30/21	$437
GaN Systems, Inc. 0%	11/30/21	$2,287
Grab Holdings Ltd.	4/12/21	$5,468
Gupshup, Inc.	6/8/21	$9,231
Skyryse, Inc. Series B	10/21/21	$8,217
Space Exploration Technologies Corp. Class A	2/16/21	$4,914
Starling Bank Ltd. Series D	6/18/21	$9,104
Stripe, Inc. Class B	5/18/21	$4,434
Stripe, Inc. Series H	3/15/21	$1,834
Xsight Labs Ltd. Series D	2/16/21	$3,605

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$922,130	$3,640,705	$4,289,250	$197	$--	$--	$273,585	0.5%
Fidelity Investment Grade Bond Central Fund	13,057,906	768,817	37,490	143,904	433	(621,858)	13,167,808	38.9%
Fidelity Securities Lending Cash Central Fund 0.07%	57,083	581,660	573,159	204	--	--	65,584	0.2%
Total	$14,037,119	$4,991,182	$4,899,899	$144,305	$433	$(621,858)	$13,506,977

 (a) Includes the value of shares redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Jabil, Inc.	$453,034	$--	$349,127	$931	$198,617	$(210,017)	$--
Total	$453,034	$--	$349,127	$931	$198,617	$(210,017)	$--

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$3,284,818	$3,235,171	$49,647	$--
Consumer Discretionary	3,757,240	3,573,833	177,874	5,533
Consumer Staples	1,991,340	1,963,123	28,217	--
Energy	1,233,345	1,219,315	14,030	--
Financials	3,673,211	3,489,481	147,351	36,379
Health Care	4,176,211	3,916,743	259,468	--
Industrials	2,931,505	2,897,664	--	33,841
Information Technology	8,244,455	7,645,305	491,557	107,593
Materials	921,649	921,649	--	--
Real Estate	938,886	938,886	--	--
Utilities	845,457	845,457	--	--
U.S. Government and Government Agency Obligations	24,068	--	24,068	--
Preferred Securities	10,822	--	8,535	2,287
Fixed-Income Funds	13,167,808	13,167,808	--	--
Money Market Funds	339,169	339,169	--	--
Total Investments in Securities:	$45,539,984	$44,153,604	$1,200,747	$185,633
Derivative Instruments:
Liabilities
Futures Contracts	$(6,313)	$(6,313)	$--	$--
Total Liabilities	$(6,313)	$(6,313)	$--	$--
Total Derivative Instruments:	$(6,313)	$(6,313)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$0	$(6,313)
Total Equity Risk	0	(6,313)
Total Value of Derivatives	$0	$(6,313)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	16.8%
AAA,AA,A	4.1%
BBB	6.5%
BB	1.5%
B	0.0%
Not Rated	1.1%
Equities	70.3%
Short-Term Investments and Net Other Assets	(0.3)%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $63,267) — See accompanying schedule: Unaffiliated issuers (cost $21,015,607)	$32,033,007
Fidelity Central Funds (cost $13,901,086)	13,506,977
Total Investment in Securities (cost $34,916,693)		$45,539,984
Cash		890
Foreign currency held at value (cost $533)		533
Receivable for investments sold		130,553
Receivable for fund shares sold		33,727
Dividends receivable		34,608
Distributions receivable from Fidelity Central Funds		41
Prepaid expenses		30
Other receivables		1,892
Total assets		45,742,258
Liabilities
Payable for investments purchased	$141,055
Payable for fund shares redeemed	31,559
Accrued management fee	14,349
Payable for daily variation margin on futures contracts	204
Other affiliated payables	4,021
Other payables and accrued expenses	2,880
Collateral on securities loaned	65,584
Total liabilities		259,652
Net Assets		$45,482,606
Net Assets consist of:
Paid in capital		$33,813,697
Total accumulated earnings (loss)		11,668,909
Net Assets		$45,482,606
Net Asset Value and Maximum Offering Price
Balanced:
Net Asset Value, offering price and redemption price per share ($36,375,304 ÷ 1,279,011 shares)		$28.44
Class K:
Net Asset Value, offering price and redemption price per share ($9,107,302 ÷ 320,206 shares)		$28.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2022 (Unaudited)
Investment Income
Dividends (including $931 earned from other affiliated issuers)		$175,592
Interest		2
Income from Fidelity Central Funds (including $204 from security lending)		144,305
Total income		319,899
Expenses
Management fee	$88,884
Transfer agent fees	22,880
Accounting fees	1,307
Custodian fees and expenses	299
Independent trustees' fees and expenses	83
Registration fees	630
Audit	108
Legal	35
Miscellaneous	82
Total expenses before reductions	114,308
Expense reductions	(732)
Total expenses after reductions		113,576
Net investment income (loss)		206,323
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $6,056)	1,361,041
Fidelity Central Funds	433
Other affiliated issuers	198,617
Foreign currency transactions	(716)
Futures contracts	(1,906)
Total net realized gain (loss)		1,557,469
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $4,098)	(2,414,239)
Fidelity Central Funds	(621,858)
Other affiliated issuers	(210,017)
Unfunded commitments	3,170
Assets and liabilities in foreign currencies	(48)
Futures contracts	(39,156)
Total change in net unrealized appreciation (depreciation)		(3,282,148)
Net gain (loss)		(1,724,679)
Net increase (decrease) in net assets resulting from operations		$(1,518,356)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$206,323	$425,894
Net realized gain (loss)	1,557,469	4,497,159
Change in net unrealized appreciation (depreciation)	(3,282,148)	4,509,303
Net increase (decrease) in net assets resulting from operations	(1,518,356)	9,432,356
Distributions to shareholders	(4,224,598)	(2,233,189)
Share transactions - net increase (decrease)	3,314,415	2,873,760
Total increase (decrease) in net assets	(2,428,539)	10,072,927
Net Assets
Beginning of period	47,911,145	37,838,218
End of period	$45,482,606	$47,911,145

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Balanced Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$32.24	$27.37	$23.54	$25.33	$24.27	$22.32
Income from Investment Operations
Net investment income (loss)A,B	.13	.29	.38	.42	.38	.38
Net realized and unrealized gain (loss)	(1.11)	6.17	4.49	.08	2.55	2.26
Total from investment operations	(.98)	6.46	4.87	.50	2.93	2.64
Distributions from net investment income	(.15)	(.29)	(.41)	(.40)	(.37)	(.37)
Distributions from net realized gain	(2.67)	(1.31)	(.62)	(1.89)	(1.50)	(.32)
Total distributions	(2.82)	(1.59)C	(1.04)C	(2.29)	(1.87)	(.69)
Net asset value, end of period	$28.44	$32.24	$27.37	$23.54	$25.33	$24.27
Total ReturnD,E	(3.21)%	24.83%	21.44%	2.61%	12.78%	12.12%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.50%H	.51%	.52%	.53%	.53%	.55%
Expenses net of fee waivers, if any	.49%H	.50%	.52%	.53%	.53%	.54%
Expenses net of all reductions	.49%H	.50%	.51%	.53%	.53%	.54%
Net investment income (loss)	.85%H	.98%	1.57%	1.82%	1.55%	1.65%
Supplemental Data
Net assets, end of period (in millions)	$36,375	$37,819	$28,805	$24,969	$25,088	$22,915
Portfolio turnover rateI	39%H,J	40%J	95%J	60%	66%J	91%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Balanced Fund Class K

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$32.24	$27.37	$23.55	$25.33	$24.27	$22.32
Income from Investment Operations
Net investment income (loss)A,B	.14	.31	.40	.44	.40	.40
Net realized and unrealized gain (loss)	(1.11)	6.17	4.48	.09	2.55	2.26
Total from investment operations	(.97)	6.48	4.88	.53	2.95	2.66
Distributions from net investment income	(.16)	(.31)	(.43)	(.42)	(.39)	(.39)
Distributions from net realized gain	(2.67)	(1.31)	(.62)	(1.89)	(1.50)	(.32)
Total distributions	(2.83)	(1.61)C	(1.06)C	(2.31)	(1.89)	(.71)
Net asset value, end of period	$28.44	$32.24	$27.37	$23.55	$25.33	$24.27
Total ReturnD,E	(3.17)%	24.92%	21.49%	2.74%	12.87%	12.22%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.42%H	.43%	.44%	.45%	.45%	.46%
Expenses net of fee waivers, if any	.42%H	.43%	.44%	.45%	.45%	.45%
Expenses net of all reductions	.42%H	.43%	.43%	.44%	.44%	.45%
Net investment income (loss)	.92%H	1.06%	1.65%	1.91%	1.63%	1.74%
Supplemental Data
Net assets, end of period (in millions)	$9,107	$10,092	$9,033	$8,429	$9,157	$8,536
Portfolio turnover rateI	39%H,J	40%J	95%J	60%	66%J	91%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Balanced Fund	$1,243

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, deferred Trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,723,294
Gross unrealized depreciation	(1,173,143)
Net unrealized appreciation (depreciation)	$10,550,151
Tax cost	$34,983,520

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Balanced Fund	9,071,750	9,013,198

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Balanced Fund	4,441	51,180	133,736	Balanced, Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Balanced Fund	12,036	137,278	360,633	Balanced, Class K

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Balanced	$20,944.11
Class K	1,936.04
	$22,880

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Balanced Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Balanced Fund	$219

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Balanced Fund	1,181,518	1,065,848	92,657

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Balanced Fund	128

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Balanced Fund	$38

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Balanced Fund	$22	$–(a)	$8

 (a) Amount is less than five hundred dollars

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $732.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2022	Year ended August 31, 2021
Fidelity Balanced Fund
Distributions to shareholders
Balanced	$3,339,955	$1,705,630
Class K	884,643	527,559
Total	$4,224,598	$2,233,189

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2022	Year ended August 31, 2021	Six months ended February 28, 2022	Year ended August 31, 2021
Fidelity Balanced Fund
Balanced
Shares sold	97,354	211,084	$2,924,312	$6,162,545
Reinvestment of distributions	107,393	59,745	3,145,431	1,615,469
Shares redeemed	(98,861)	(150,244)	(2,948,869)	(4,364,986)
Net increase (decrease)	105,886	120,585	$3,120,874	$3,413,028
Class K
Shares sold	17,895	43,418	$537,755	$1,254,599
Reinvestment of distributions	30,206	19,517	884,643	527,559
Shares redeemed	(40,899)	(79,977)	(1,228,857)	(2,321,426)
Net increase (decrease)	7,202	(17,042)	$193,541	$(539,268)

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Balanced Fund
Balanced	.49%
Actual		$1,000.00	$967.90	$2.39
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Class K	.42%
Actual		$1,000.00	$968.30	$2.05
Hypothetical-C		$1,000.00	$1,022.71	$2.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

BAL-SANN-0422
1.471161.124

Fidelity® Balanced K6 Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 28, 2022

% of fund's net assets
Microsoft Corp.	4.6
Apple, Inc.	3.9
Amazon.com, Inc.	2.8
Alphabet, Inc. Class A	1.7
Alphabet, Inc. Class C	1.6
14.6

Top Five Bond Issuers as of February 28, 2022

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	9.5
Freddie Mac	2.1
Fannie Mae	1.9
Ginnie Mae	1.2
Uniform Mortgage Backed Securities	1.2
15.9

Top Five Market Sectors as of February 28, 2022

% of fund's net assets
Information Technology	18.2
Financials	12.8
Health Care	9.6
Consumer Discretionary	8.5
Communication Services	7.9

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Stocks and Equity Futures	70.9%
Bonds	29.2%
Convertible Securities	0.1%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.3)%

 * Foreign investments - 8.8%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.8%
	Shares	Value
COMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	71,231	$1,687,462
Deutsche Telekom AG	69,525	1,246,214
Liberty Global PLC Class C (a)	84,689	2,190,904
		5,124,580
Entertainment - 1.1%
Activision Blizzard, Inc.	32,756	2,669,614
Cinemark Holdings, Inc. (a)(b)	25,626	449,480
Netflix, Inc. (a)	6,621	2,612,117
Sea Ltd. ADR (a)	14,327	2,086,011
Take-Two Interactive Software, Inc. (a)	3,494	566,028
The Walt Disney Co. (a)	28,953	4,298,362
		12,681,612
Interactive Media & Services - 5.0%
Alphabet, Inc.:
Class A (a)	7,439	20,093,780
Class C (a)	6,693	18,056,509
Meta Platforms, Inc. Class A (a)	75,086	15,845,399
Snap, Inc. Class A (a)	83,138	3,320,532
Tongdao Liepin Group (a)	253,788	610,551
		57,926,771
Media - 0.3%
Altice U.S.A., Inc. Class A (a)	34,934	403,837
Comcast Corp. Class A	39,289	1,837,154
Liberty Broadband Corp. Class C (a)	7,167	1,051,399
		3,292,390
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	33,638	4,144,538

TOTAL COMMUNICATION SERVICES		83,169,891

CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.0%
Adient PLC (a)	18,377	822,371
Automobiles - 1.1%
Ferrari NV	3,416	735,499
Tesla, Inc. (a)	13,540	11,785,622
		12,521,121
Distributors - 0.1%
LKQ Corp.	24,204	1,136,378
Hotels, Restaurants & Leisure - 1.3%
ARAMARK Holdings Corp.	4,055	149,873
Booking Holdings, Inc. (a)	1,591	3,456,050
Caesars Entertainment, Inc. (a)	13,430	1,130,672
Churchill Downs, Inc.	7,062	1,701,024
Compass Group PLC	66,757	1,508,912
Las Vegas Sands Corp. (a)	32,565	1,395,736
Marriott International, Inc. Class A (a)	20,032	3,408,244
McDonald's Corp.	9,204	2,252,863
Sweetgreen, Inc. Class A (b)	1,250	31,663
		15,035,037
Household Durables - 0.4%
Leggett & Platt, Inc. (b)	23,464	870,045
Lennar Corp. Class A	27,322	2,455,701
Mohawk Industries, Inc. (a)	5,184	729,804
Tempur Sealy International, Inc.	15,352	506,770
		4,562,320
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc. (a)	10,366	31,836,681
Cazoo Group Ltd. (c)	5,700	20,121
Deliveroo PLC Class A (a)(d)	11,431	19,510
eBay, Inc.	37,352	2,039,046
Farfetch Ltd. Class A (a)	19,567	372,751
Grab Holdings Ltd. (c)	7,937	45,717
		34,333,826
Multiline Retail - 0.3%
Dollar General Corp.	1,541	305,642
Dollar Tree, Inc. (a)	16,568	2,353,981
Nordstrom, Inc. (a)	33,685	698,627
Ollie's Bargain Outlet Holdings, Inc. (a)	5,631	243,147
		3,601,397
Specialty Retail - 1.5%
Burlington Stores, Inc. (a)	2,965	669,764
Industria de Diseno Textil SA	56,146	1,464,612
Lowe's Companies, Inc.	34,089	7,535,714
The Home Depot, Inc.	13,564	4,283,918
TJX Companies, Inc.	51,213	3,385,179
		17,339,187
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd. (a)	8,405	569,355
LVMH Moet Hennessy Louis Vuitton SE	769	565,142
NIKE, Inc. Class B	14,109	1,926,584
PVH Corp.	8,564	838,330
Tapestry, Inc.	48,799	1,995,879
		5,895,290

TOTAL CONSUMER DISCRETIONARY		95,246,927

CONSUMER STAPLES - 4.3%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	854	327,475
Constellation Brands, Inc. Class A (sub. vtg.)	10,220	2,203,636
Duckhorn Portfolio, Inc. (a)	9,033	177,227
Keurig Dr. Pepper, Inc.	20,471	791,614
Monster Beverage Corp. (a)	21,820	1,841,608
PepsiCo, Inc.	32,582	5,334,977
Pernod Ricard SA	3,326	726,067
The Coca-Cola Co.	100,124	6,231,718
		17,634,322
Food & Staples Retailing - 1.2%
Albertsons Companies, Inc.	22,999	670,421
BJ's Wholesale Club Holdings, Inc. (a)	18,382	1,155,676
Cake Box Holdings PLC	10,651	20,642
Costco Wholesale Corp.	9,525	4,945,856
Grocery Outlet Holding Corp. (a)	5,339	148,478
U.S. Foods Holding Corp. (a)	46,503	1,817,802
Walgreens Boots Alliance, Inc.	5,833	268,843
Walmart, Inc.	35,336	4,776,014
		13,803,732
Food Products - 0.5%
Bunge Ltd.	2,878	300,895
Darling Ingredients, Inc. (a)	5,203	377,113
Freshpet, Inc. (a)	2,186	208,173
Hotel Chocolat Group Ltd. (a)	5,272	32,553
Local Bounti Corp. (a)	23,079	138,012
McCormick & Co., Inc. (non-vtg.)	10,876	1,035,069
Mondelez International, Inc.	44,450	2,910,586
Sovos Brands, Inc.	10,357	125,734
TreeHouse Foods, Inc. (a)	5,930	232,753
		5,360,888
Household Products - 0.9%
Procter & Gamble Co.	61,313	9,558,084
The Clorox Co.	4,267	622,086
		10,180,170
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	4,567	1,353,339
The Honest Co., Inc.	4,724	27,305
		1,380,644
Tobacco - 0.1%
Altria Group, Inc.	26,124	1,339,900

TOTAL CONSUMER STAPLES		49,699,656

ENERGY - 2.7%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	8,886	261,071
Halliburton Co.	58,493	1,961,270
Liberty Oilfield Services, Inc. Class A (a)	22,511	280,937
Oceaneering International, Inc. (a)	16,193	237,066
Schlumberger Ltd.	12,348	484,536
U.S. Silica Holdings, Inc. (a)	17,223	249,045
Weatherford International PLC (a)	7,697	218,595
		3,692,520
Oil, Gas & Consumable Fuels - 2.4%
Africa Oil Corp.	169,341	387,447
Canadian Natural Resources Ltd.	52,659	2,941,841
CVR Energy, Inc.	6,551	113,922
Exxon Mobil Corp.	139,939	10,974,016
Genesis Energy LP	79,555	950,682
Harbour Energy PLC (a)	59,705	316,173
Hess Corp.	31,168	3,149,838
Imperial Oil Ltd.	22,264	999,289
Kosmos Energy Ltd. (a)	87,077	423,194
MEG Energy Corp. (a)	182,083	2,377,494
Murphy Oil Corp.	21,411	742,319
Phillips 66 Co.	20,385	1,717,232
Tourmaline Oil Corp.	23,076	910,296
Valero Energy Corp.	15,329	1,280,125
		27,283,868

TOTAL ENERGY		30,976,388

FINANCIALS - 8.3%
Banks - 3.8%
Bank of America Corp.	235,918	10,427,576
BNP Paribas SA	4,260	247,185
Citizens Financial Group, Inc.	33,982	1,781,336
Comerica, Inc.	7,641	729,639
Eurobank Ergasias Services and Holdings SA (a)	641,618	702,849
JPMorgan Chase & Co.	43,661	6,191,130
M&T Bank Corp.	9,787	1,783,485
Piraeus Financial Holdings SA (a)	143,232	226,844
PNC Financial Services Group, Inc.	16,588	3,305,159
Signature Bank	3,878	1,337,483
Silvergate Capital Corp. (a)	2,020	258,722
Societe Generale Series A	32,747	926,005
Standard Chartered PLC (United Kingdom)	67,572	481,559
Starling Bank Ltd. Series D (a)(c)(e)	182,820	559,177
SVB Financial Group (a)	2,506	1,518,636
U.S. Bancorp	10,817	611,593
UniCredit SpA	66,529	840,562
Wells Fargo & Co.	226,554	12,091,187
		44,020,127
Capital Markets - 1.9%
Bank of New York Mellon Corp.	111,658	5,934,623
BlackRock, Inc. Class A	4,474	3,328,164
Cboe Global Markets, Inc.	5,053	592,666
CME Group, Inc.	6,696	1,583,805
Goldman Sachs Group, Inc.	3,278	1,118,749
Intercontinental Exchange, Inc.	39,070	5,005,648
Morgan Stanley	19,821	1,798,558
State Street Corp.	17,869	1,524,762
StepStone Group, Inc. Class A	19,411	670,262
Virtu Financial, Inc. Class A	16,008	561,561
		22,118,798
Consumer Finance - 0.7%
American Express Co.	11,460	2,229,428
Capital One Financial Corp.	22,338	3,423,745
OneMain Holdings, Inc.	42,896	2,186,838
Shriram Transport Finance Co. Ltd.	13,107	195,111
		8,035,122
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc.:
Class A (a)	1	476,205
Class B (a)	12,180	3,915,261
WeWork, Inc. (a)	47,906	306,598
		4,698,064
Insurance - 1.5%
AIA Group Ltd.	21,662	224,935
Arthur J. Gallagher & Co.	12,771	2,020,244
Chubb Ltd.	3,926	799,491
Hartford Financial Services Group, Inc.	39,954	2,776,004
Marsh & McLennan Companies, Inc.	16,977	2,638,396
Prudential PLC (a)	11,610	175,525
The Travelers Companies, Inc.	46,065	7,915,349
		16,549,944

TOTAL FINANCIALS		95,422,055

HEALTH CARE - 9.1%
Biotechnology - 0.7%
Amgen, Inc.	9,896	2,241,246
Argenx SE ADR (a)	565	162,556
Horizon Therapeutics PLC (a)	31,639	2,884,528
Legend Biotech Corp. ADR (a)	3,196	126,530
Regeneron Pharmaceuticals, Inc. (a)	4,640	2,869,190
		8,284,050
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	63,690	7,682,288
Boston Scientific Corp. (a)	113,574	5,016,564
DexCom, Inc. (a)	3,189	1,319,959
Envista Holdings Corp. (a)	38,821	1,863,408
Intuitive Surgical, Inc. (a)	14,562	4,227,785
ResMed, Inc.	13,212	3,260,061
Siemens Healthineers AG (d)	35,324	2,266,759
Stryker Corp.	24,201	6,373,333
		32,010,157
Health Care Providers & Services - 2.6%
agilon health, Inc. (a)	54,105	1,094,003
AmerisourceBergen Corp.	26,695	3,804,838
Guardant Health, Inc. (a)	2,575	170,645
HCA Holdings, Inc.	14,240	3,564,414
Humana, Inc.	5,483	2,381,377
Option Care Health, Inc. (a)	62,518	1,606,713
Surgery Partners, Inc. (a)	67,062	3,505,331
UnitedHealth Group, Inc.	28,662	13,639,386
		29,766,707
Health Care Technology - 0.0%
Health Catalyst, Inc. (a)	11,728	318,063
Life Sciences Tools & Services - 0.8%
Avantor, Inc. (a)	23,785	825,102
Thermo Fisher Scientific, Inc.	15,721	8,552,224
		9,377,326
Pharmaceuticals - 2.2%
AstraZeneca PLC sponsored ADR	10,161	618,602
Bristol-Myers Squibb Co.	104,091	7,147,929
Eli Lilly & Co.	25,740	6,433,713
Roche Holding AG (participation certificate)	5,987	2,267,478
Royalty Pharma PLC	66,276	2,601,996
UCB SA	18,318	1,999,169
Zoetis, Inc. Class A	22,101	4,279,859
		25,348,746

TOTAL HEALTH CARE		105,105,049

INDUSTRIALS - 6.3%
Aerospace & Defense - 2.5%
General Dynamics Corp.	14,166	3,321,219
Lockheed Martin Corp.	11,866	5,147,471
Northrop Grumman Corp.	11,088	4,902,448
Raytheon Technologies Corp.	65,807	6,758,379
Space Exploration Technologies Corp. Class A (a)(c)(e)	2,000	112,000
The Boeing Co. (a)	40,223	8,259,391
		28,500,908
Air Freight & Logistics - 0.4%
FedEx Corp.	10,261	2,280,712
United Parcel Service, Inc. Class B	9,654	2,031,395
		4,312,107
Building Products - 0.0%
Jeld-Wen Holding, Inc. (a)	12,134	280,053
Commercial Services & Supplies - 0.1%
CoreCivic, Inc. (a)	73,031	665,312
The GEO Group, Inc.	144,428	860,791
		1,526,103
Construction & Engineering - 0.3%
AECOM	33,878	2,461,575
API Group Corp. (a)	24,127	520,419
Fluor Corp. (a)	3,109	67,341
		3,049,335
Electrical Equipment - 0.3%
Fluence Energy, Inc. (b)	7,573	102,463
Sensata Technologies, Inc. PLC (a)	65,903	3,816,443
		3,918,906
Industrial Conglomerates - 0.7%
3M Co.	13,548	2,013,910
General Electric Co.	48,107	4,594,700
Honeywell International, Inc.	4,509	855,583
		7,464,193
Machinery - 0.7%
Allison Transmission Holdings, Inc.	82,006	3,275,320
Caterpillar, Inc.	19,053	3,573,962
Flowserve Corp.	10,005	303,852
Fortive Corp.	18,791	1,216,717
		8,369,851
Marine - 0.1%
Genco Shipping & Trading Ltd.	33,757	650,835
Star Bulk Carriers Corp.	24,931	749,924
		1,400,759
Professional Services - 0.7%
Dun & Bradstreet Holdings, Inc. (a)	40,828	757,768
Equifax, Inc.	5,263	1,149,123
Nielsen Holdings PLC	316,525	5,513,866
Otonomo Technologies Ltd. (a)	11,801	16,993
		7,437,750
Road & Rail - 0.5%
CSX Corp.	10,510	356,394
Norfolk Southern Corp.	10,590	2,716,547
Uber Technologies, Inc. (a)	61,667	2,221,862
Union Pacific Corp.	3,537	869,925
		6,164,728
Transportation Infrastructure - 0.0%
Delhivery Private Ltd. (c)(e)	22,100	171,850

TOTAL INDUSTRIALS		72,596,543

INFORMATION TECHNOLOGY - 17.8%
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	26,043	1,979,528
Jabil, Inc.	33,674	1,946,694
		3,926,222
IT Services - 2.5%
Affirm Holdings, Inc. (a)	12,814	536,138
Block, Inc. Class A (a)	20,939	2,669,723
Capgemini SA	7,570	1,584,625
Cognizant Technology Solutions Corp. Class A	39,671	3,416,863
Dlocal Ltd.	25,602	835,905
EPAM Systems, Inc.(a)	3,315	688,691
MasterCard, Inc. Class A	5,162	1,862,553
MongoDB, Inc. Class A (a)	6,003	2,293,086
Snowflake Computing, Inc. (a)	3,999	1,062,374
Thoughtworks Holding, Inc.	17,563	381,416
Twilio, Inc. Class A (a)	8,076	1,411,685
Visa, Inc. Class A	50,927	11,006,343
Wix.com Ltd. (a)	8,446	773,485
Worldline SA (a)(d)	6,009	306,418
		28,829,305
Semiconductors & Semiconductor Equipment - 3.7%
ASML Holding NV (Netherlands)	2,400	1,605,658
Lam Research Corp.	6,102	3,425,358
Marvell Technology, Inc.	29,835	2,038,626
MediaTek, Inc.	31,000	1,225,385
Microchip Technology, Inc.	39,534	2,780,426
Micron Technology, Inc.	58,748	5,220,347
NVIDIA Corp.	66,185	16,139,212
NXP Semiconductors NV	11,910	2,264,329
Renesas Electronics Corp. (a)	183,779	2,165,046
Semtech Corp. (a)	12	833
Silergy Corp.	6,000	799,764
SolarEdge Technologies, Inc. (a)	5,448	1,740,200
Taiwan Semiconductor Manufacturing Co. Ltd.	172,000	3,699,112
		43,104,296
Software - 7.3%
Adobe, Inc. (a)	15,649	7,318,724
Anaplan, Inc. (a)	25,538	1,209,735
Autodesk, Inc. (a)	11,173	2,460,630
CCC Intelligent Solutions Holdings, Inc. (c)	3,671	39,867
Coupa Software, Inc. (a)	8,240	997,122
Cvent Holding Corp. (c)	16,168	130,152
Elastic NV (a)	6,721	582,375
Epic Games, Inc. (a)(c)(e)	182	133,956
Five9, Inc. (a)	9,058	996,380
HubSpot, Inc. (a)	4,879	2,561,475
Intuit, Inc.	9,227	4,377,012
Microsoft Corp.	178,494	53,332,222
Salesforce.com, Inc. (a)	30,774	6,478,850
Stripe, Inc. Class B (a)(c)(e)	1,800	57,960
Synopsys, Inc. (a)	6,574	2,053,652
Workday, Inc. Class A (a)	7,062	1,617,551
		84,347,663
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	272,998	45,077,430

TOTAL INFORMATION TECHNOLOGY		205,284,916

MATERIALS - 2.1%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	5,207	1,230,414
Albemarle Corp. U.S.	4,868	953,593
CF Industries Holdings, Inc.	25,719	2,088,126
DuPont de Nemours, Inc.	12,336	954,436
Ecolab, Inc.	4,795	845,167
International Flavors & Fragrances, Inc.	5,939	789,887
Linde PLC	7,760	2,275,542
Olin Corp.	40,889	2,106,192
Sherwin-Williams Co.	2,924	769,392
Valvoline, Inc.	30,570	988,328
		13,001,077
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	3,214	1,219,392
Summit Materials, Inc. (a)	28,082	876,720
Vulcan Materials Co.	5,547	1,006,503
		3,102,615
Containers & Packaging - 0.1%
Crown Holdings, Inc.	13,365	1,639,485
Metals & Mining - 0.6%
First Quantum Minerals Ltd.	60,356	1,769,966
Freeport-McMoRan, Inc.	63,430	2,978,039
Newmont Corp.	15,916	1,053,639
Reliance Steel & Aluminum Co.	3,839	732,750
		6,534,394

TOTAL MATERIALS		24,277,571

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc.	578	109,473
American Tower Corp.	11,769	2,670,033
Corporate Office Properties Trust (SBI)	21,019	550,908
Crown Castle International Corp.	15,548	2,590,141
CubeSmart	20,479	987,293
Douglas Emmett, Inc.	8,089	256,421
Equity Lifestyle Properties, Inc.	18,515	1,381,589
Essex Property Trust, Inc.	2,339	741,861
Invitation Homes, Inc.	31,170	1,178,226
Kilroy Realty Corp.	6,178	442,468
Life Storage, Inc.	3,000	379,770
LXP Industrial Trust (REIT)	40,293	622,930
Mid-America Apartment Communities, Inc.	4,451	910,719
Prologis (REIT), Inc.	19,168	2,795,653
Simon Property Group, Inc.	6,345	872,818
Ventas, Inc.	15,443	833,922
VICI Properties, Inc.	5,981	167,229
Welltower, Inc.	39,590	3,297,451
Weyerhaeuser Co.	16,982	660,260
		21,449,165
Real Estate Management & Development - 0.2%
Cushman & Wakefield PLC (a)	67,821	1,486,636
Jones Lang LaSalle, Inc. (a)	2,294	564,829
		2,051,465

TOTAL REAL ESTATE		23,500,630

UTILITIES - 1.8%
Electric Utilities - 1.2%
Constellation Energy Corp.	16,636	764,923
Edison International	21,844	1,385,346
Entergy Corp.	5,157	542,568
Evergy, Inc.	17,200	1,073,452
Exelon Corp.	45,190	1,923,286
FirstEnergy Corp.	33,095	1,385,026
NextEra Energy, Inc.	48,791	3,818,872
PG&E Corp. (a)	102,947	1,170,507
Southern Co.	30,023	1,944,590
		14,008,570
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	43,159	916,266
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	34,850	953,148
Dominion Energy, Inc.	19,723	1,568,570
NiSource, Inc.	21,530	622,863
Public Service Enterprise Group, Inc.	10,892	706,128
Sempra Energy	11,540	1,664,299
		5,515,008

TOTAL UTILITIES		20,439,844

TOTAL COMMON STOCKS
(Cost $677,742,217)		805,719,470

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (c)(e)	3,612	105,633
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B (c)(e)	1,784	121,305
Series B2 (c)(e)	1,176	79,963
		201,268
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (c)(e)	731	53,560
TOTAL INDUSTRIALS		254,828
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (c)(e)	6,103	181,747
Xsight Labs Ltd. Series D (c)(e)	6,632	66,187
		247,934
IT Services - 0.0%
ByteDance Ltd. Series E1 (a)(c)(e)	1,863	293,572
Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (c)(e)	18,600	75,144
GaN Systems, Inc.:
Series F1 (c)(e)	2,171	18,410
Series F2 (c)(e)	1,146	9,718
		103,272
Software - 0.1%
Bolt Technology OU Series E (c)(e)	957	246,798
Databricks, Inc.:
Series G (c)(e)	148	32,627
Series H (c)(e)	858	189,148
Skyryse, Inc. Series B (c)(e)	7,300	180,164
Stripe, Inc. Series H (c)(e)	700	22,540
		671,277
TOTAL INFORMATION TECHNOLOGY		1,316,055

TOTAL CONVERTIBLE PREFERRED STOCKS		1,676,516

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)	9,815	979,619
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Checkr, Inc. Series E (e)	4,021	217,134
Gupshup, Inc. (c)(e)	3,298	66,059
		283,193

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,262,812

TOTAL PREFERRED STOCKS
(Cost $2,488,153)		2,939,328
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.19% 5/5/22 (f)
(Cost $979,658)	980,000	979,586

Preferred Securities - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (Cost $50,872)(c)(e)(g)	$50,872	$50,872
	Shares	Value

Fixed-Income Funds - 28.3%
Fidelity High Income Central Fund (h)	0	5
Fidelity Investment Grade Bond Central Fund (h)	2,961,086	326,815,111
TOTAL FIXED-INCOME FUNDS
(Cost $338,458,920)		326,815,116

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.07% (i)	20,820,919	20,825,083
Fidelity Securities Lending Cash Central Fund 0.07% (i)(j)	1,283,347	1,283,475
TOTAL MONEY MARKET FUNDS
(Cost $22,108,558)		22,108,558
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,041,828,378)		1,158,612,930
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,932,448)
NET ASSETS - 100%		$1,154,680,482

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	46	March 2022	$10,046,400	$(298,162)	$(298,162)

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,064,247 or 0.3% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,592,687 or 0.2% of net assets.

 (e) Level 3 security

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $640,729.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ABL Space Systems Series B	3/24/21	$80,344
ABL Space Systems Series B2	10/22/21	$79,963
Algolia SAS Series D	7/23/21	$105,633
Astera Labs, Inc. Series C	8/24/21	$62,529
Astranis Space Technologies Corp. Series C	3/19/21	$133,783
Beta Technologies, Inc. Series A	4/9/21	$53,560
Bolt Technology OU Series E	1/3/22	$248,626
ByteDance Ltd. Series E1	11/18/20	$204,137
Cazoo Group Ltd.	3/28/21	$57,000
CCC Intelligent Solutions Holdings, Inc.	2/2/21	$36,710
Cvent Holding Corp.	7/23/21	$161,680
Databricks, Inc. Series G	2/1/21	$26,250
Databricks, Inc. Series H	8/31/21	$189,148
Delhivery Private Ltd.	5/20/21	$107,875
Epic Games, Inc.	3/29/21	$161,070
GaN Systems, Inc. Series F1	11/30/21	$18,410
GaN Systems, Inc. Series F2	11/30/21	$9,718
GaN Systems, Inc. 0%	11/30/21	$50,872
Grab Holdings Ltd.	4/12/21	$79,370
Gupshup, Inc.	6/8/21	$75,409
Skyryse, Inc. Series B	10/21/21	$180,164
Space Exploration Technologies Corp. Class A	2/16/21	$83,998
Starling Bank Ltd. Series D	6/18/21	$326,861
Stripe, Inc. Class B	5/18/21	$72,231
Stripe, Inc. Series H	3/15/21	$28,088
Xsight Labs Ltd. Series D	2/16/21	$53,029

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$4,294,520	$218,371,072	$201,840,509	$9,703	$--	$--	$20,825,083	0.0%
Fidelity High Income Central Fund	5	--	--	--	--	--	5	0.0%
Fidelity Investment Grade Bond Central Fund	256,770,649	92,085,154	7,712,149	3,179,603	(254,058)	(14,074,485)	326,815,111	1.0%
Fidelity Securities Lending Cash Central Fund 0.07%	713,545	9,828,980	9,259,050	2,744	--	--	1,283,475	0.0%
Total	$261,778,719	$320,285,206	$218,811,708	$3,192,050	$(254,058)	$(14,074,485)	$348,923,674

 (a) Includes the value of shares purchased through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$83,169,891	$81,923,677	$1,246,214	$--
Consumer Discretionary	96,332,179	91,688,751	4,537,795	105,633
Consumer Staples	49,699,656	48,920,394	779,262	--
Energy	30,976,388	30,660,215	316,173	--
Financials	95,422,055	91,037,414	3,825,464	559,177
Health Care	105,105,049	98,571,643	6,533,406	--
Industrials	72,851,371	72,312,693	--	538,678
Information Technology	206,884,164	193,325,576	11,767,424	1,791,164
Materials	24,277,571	24,277,571	--	--
Real Estate	23,500,630	23,500,630	--	--
Utilities	20,439,844	20,439,844	--	--
U.S. Government and Government Agency Obligations	979,586	--	979,586	--
Preferred Securities	50,872	--	--	50,872
Fixed-Income Funds	326,815,116	326,815,116	--	--
Money Market Funds	22,108,558	22,108,558	--	--
Total Investments in Securities:	$1,158,612,930	$1,125,582,082	$29,985,324	$3,045,524
Derivative Instruments:
Liabilities
Futures Contracts	$(298,162)	$(298,162)	$--	$--
Total Liabilities	$(298,162)	$(298,162)	$--	$--
Total Derivative Instruments:	$(298,162)	$(298,162)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(298,162)
Total Equity Risk	0	(298,162)
Total Value of Derivatives	$0	$(298,162)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	17.2%
AAA,AA,A	4.0%
BBB	6.3%
BB	1.5%
B	0.0%
CCC,CC,C	0.0%
Not Rated	1.1%
Equities	70.0%
Short-Term Investments and Net Other Assets	(0.1)%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,253,869) — See accompanying schedule: Unaffiliated issuers (cost $681,260,900)	$809,689,256
Fidelity Central Funds (cost $360,567,478)	348,923,674
Total Investment in Securities (cost $1,041,828,378)		$1,158,612,930
Cash		116,075
Foreign currency held at value (cost $13,157)		13,157
Receivable for investments sold		3,193,910
Receivable for fund shares sold		630,139
Dividends receivable		793,781
Distributions receivable from Fidelity Central Funds		2,001
Other receivables		6,484
Total assets		1,163,368,477
Liabilities
Payable for investments purchased	$4,131,766
Payable for fund shares redeemed	2,907,518
Accrued management fee	310,103
Payable for daily variation margin on futures contracts	42,163
Other payables and accrued expenses	12,970
Collateral on securities loaned	1,283,475
Total liabilities		8,687,995
Net Assets		$1,154,680,482
Net Assets consist of:
Paid in capital		$1,036,908,410
Total accumulated earnings (loss)		117,772,072
Net Assets		$1,154,680,482
Net Asset Value, offering price and redemption price per share ($1,154,680,482 ÷ 82,698,991 shares)		$13.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Dividends		$4,093,594
Interest		347
Income from Fidelity Central Funds (including $2,744 from security lending)		3,192,050
Total income		7,285,991
Expenses
Management fee	$1,765,238
Independent trustees' fees and expenses	1,795
Total expenses before reductions	1,767,033
Expense reductions	(10)
Total expenses after reductions		1,767,023
Net investment income (loss)		5,518,968
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $83,811)	4,916,720
Fidelity Central Funds	(254,058)
Foreign currency transactions	(12,491)
Futures contracts	(276,662)
Total net realized gain (loss)		4,373,509
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $52,843)	(32,548,599)
Fidelity Central Funds	(14,074,485)
Unfunded commitments	55,158
Assets and liabilities in foreign currencies	19
Futures contracts	(298,162)
Total change in net unrealized appreciation (depreciation)		(46,866,069)
Net gain (loss)		(42,492,560)
Net increase (decrease) in net assets resulting from operations		$(36,973,592)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,518,968	$7,604,806
Net realized gain (loss)	4,373,509	35,890,264
Change in net unrealized appreciation (depreciation)	(46,866,069)	103,930,682
Net increase (decrease) in net assets resulting from operations	(36,973,592)	147,425,752
Distributions to shareholders	(38,954,460)	(12,709,392)
Share transactions
Proceeds from sales of shares	343,888,099	545,690,579
Reinvestment of distributions	38,954,460	12,709,392
Cost of shares redeemed	(109,686,647)	(162,643,116)
Net increase (decrease) in net assets resulting from share transactions	273,155,912	395,756,855
Total increase (decrease) in net assets	197,227,860	530,473,215
Net Assets
Beginning of period	957,452,622	426,979,407
End of period	$1,154,680,482	$957,452,622
Other Information
Shares
Sold	23,578,101	39,877,264
Issued in reinvestment of distributions	2,725,512	979,766
Redeemed	(7,577,215)	(11,758,073)
Net increase (decrease)	18,726,398	29,098,957

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Balanced K6 Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.97	$12.24	$10.23	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.07	.16	.19	.04
Net realized and unrealized gain (loss)	(.53)	2.87	1.97	.20
Total from investment operations	(.46)	3.03	2.16	.24
Distributions from net investment income	(.08)	(.14)	(.14)	(.01)
Distributions from net realized gain	(.47)	(.16)	(.01)	–
Total distributions	(.55)	(.30)	(.15)	(.01)
Net asset value, end of period	$13.96	$14.97	$12.24	$10.23
Total ReturnD,E	(3.11)%	25.14%	21.36%	2.35%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.32%H	.32%	.32%	.32%H
Expenses net of fee waivers, if any	.32%H	.32%	.32%	.32%H
Expenses net of all reductions	.32%H	.32%	.31%	.32%H
Net investment income (loss)	1.00%H	1.14%	1.75%	2.00%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,154,680	$957,453	$426,979	$1,629
Portfolio turnover rateI	39%H,J	42%J	76%J	6%K

 A For the period June 14, 2019 (commencement of operations) through August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity Balanced K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or ETFs, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$154,574,937
Gross unrealized depreciation	(40,386,236)
Net unrealized appreciation (depreciation)	$114,188,701
Tax cost	$1,044,126,067

Due to large subscriptions in a prior period, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in the future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Balanced K6 Fund	296,837,294	203,128,128

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Balanced K6 Fund	9,219,566	133,735,875

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Balanced K6 Fund	26,062,904	360,632,992

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .32% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Balanced K6 Fund	$5,642

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Balanced K6 Fund	29,245,675	23,928,579	(787,942)

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Balanced K6 Fund	$290	$38	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $10.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Balanced K6 Fund	.32%
Actual		$1,000.00	$968.90	$1.56
Hypothetical-C		$1,000.00	$1,023.21	$1.61

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

BAL-K6-SANN-0422
1.9893902.102

Fidelity® Puritan® Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 28, 2022

% of fund's net assets
Alphabet, Inc. Class C	5.7
Microsoft Corp.	4.5
Apple, Inc.	3.8
Amazon.com, Inc.	2.5
UnitedHealth Group, Inc.	2.4
18.9

Top Five Bond Issuers as of February 28, 2022

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	8.8
Fannie Mae	1.8
Freddie Mac	2.0
Uniform Mortgage Backed Securities	1.2
Ginnie Mae	1.1
14.9

Top Five Market Sectors as of February 28, 2022

% of fund's net assets
Information Technology	18.1
Financials	11.8
Consumer Discretionary	10.1
Health Care	9.3
Communication Services	8.9

Asset Allocation (% of fund's net assets)

As of February 28, 2022*,**
Stocks and Equity Futures	67.2%
Bonds	31.7%
Convertible Securities	0.4%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments – 9.3%

 ** Written options – (0.0%)

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.2%
Entertainment - 0.7%
Electronic Arts, Inc.	246,518	$32,070
Endeavor Group Holdings, Inc. (a)	2,121,922	63,934
Live Nation Entertainment, Inc. (b)	420,439	50,797
LiveOne, Inc. (b)(c)(d)	6,737,505	5,763
Roblox Corp. (b)(c)	624,465	32,204
Warner Music Group Corp. Class A	986,403	35,728
		220,496
Interactive Media & Services - 6.5%
Alphabet, Inc. Class C (b)	670,371	1,808,539
Meta Platforms, Inc. Class A (b)	1,111,639	234,589
Snap, Inc. Class A (b)	843,641	33,695
Zoominfo Technologies, Inc. (b)	241,562	13,211
		2,090,034
Media - 0.0%
Liberty Media Corp. Liberty Formula One Group Series C (b)	99,409	6,037
Vice Holding, Inc. (e)	1,417,475	0
		6,037

TOTAL COMMUNICATION SERVICES		2,316,567

CONSUMER DISCRETIONARY - 9.1%
Automobiles - 0.2%
Ford Motor Co.	3,023,200	53,087
Neutron Holdings, Inc. (b)(e)(f)	4,168,198	292
		53,379
Hotels, Restaurants & Leisure - 3.1%
Airbnb, Inc. Class A (b)	1,765,226	267,414
Booking Holdings, Inc. (b)	34,499	74,940
Chipotle Mexican Grill, Inc. (b)	25,416	38,717
Compass Group PLC	4,758,941	107,567
Hilton Worldwide Holdings, Inc. (b)	1,566,366	233,169
Marriott International, Inc. Class A (b)	1,533,207	260,860
Penn National Gaming, Inc. (b)	208,548	10,709
		993,376
Household Durables - 0.2%
Blu Investments LLC (b)(e)(f)	14,988,638	5
D.R. Horton, Inc.	277,980	23,739
NVR, Inc. (b)	6,112	30,306
Toll Brothers, Inc.	322,630	17,506
		71,556
Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc. (b)	261,374	802,748
Rent the Runway, Inc.	1,602,606	9,241
Revolve Group, Inc. (b)	217,316	10,307
		822,296
Multiline Retail - 0.3%
Dollar General Corp.	460,445	91,325
Specialty Retail - 1.5%
Aritzia, Inc. (b)	670,936	25,509
Burlington Stores, Inc. (b)	8,407	1,899
Industria de Diseno Textil SA	3,813,782	99,485
Lowe's Companies, Inc.	996,588	220,306
The Home Depot, Inc.	225,484	71,215
TJX Companies, Inc.	933,941	61,734
		480,148
Textiles, Apparel & Luxury Goods - 1.2%
Brunello Cucinelli SpA (b)	1,311,219	73,542
LVMH Moet Hennessy Louis Vuitton SE	140,825	103,493
Moncler SpA	475,980	28,583
NIKE, Inc. Class B	908,564	124,064
On Holding AG	53,643	1,306
Tory Burch LLC:
Class A (b)(e)(f)(g)	702,741	42,206
Class B (b)(e)(f)(g)	324,840	20,939
		394,133

TOTAL CONSUMER DISCRETIONARY		2,906,213

CONSUMER STAPLES - 2.5%
Beverages - 2.1%
Diageo PLC	4,120,489	204,139
Monster Beverage Corp. (b)	857,840	72,402
The Coca-Cola Co.	6,074,932	378,104
		654,645
Household Products - 0.2%
The Clorox Co.	512,780	74,758
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	231,385	68,566
L'Oreal SA (b)	10,418	4,118
The Honest Co., Inc.	176,115	1,018
		73,702

TOTAL CONSUMER STAPLES		803,105

ENERGY - 5.3%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	2,742,906	80,587
Halliburton Co.	2,947,623	98,834
NOV, Inc.	646,467	11,087
		190,508
Oil, Gas & Consumable Fuels - 4.7%
Antero Resources Corp. (b)	2,645,972	60,672
Canadian Natural Resources Ltd.	4,069,949	227,371
Denbury, Inc. (b)	88,504	6,431
Devon Energy Corp. (h)	1,565,252	93,211
EOG Resources, Inc. (h)	2,174,355	249,877
EQT Corp.	2,076,624	48,053
Exxon Mobil Corp. (h)	4,045,910	317,280
Hess Corp.	2,617,898	264,565
Pioneer Natural Resources Co.	586,387	140,498
Range Resources Corp. (b)	3,997,998	91,754
Reliance Industries Ltd.	482,800	15,085
		1,514,797

TOTAL ENERGY		1,705,305

FINANCIALS - 7.2%
Banks - 3.1%
Bank of America Corp.	9,568,325	422,920
Citigroup, Inc.	435,546	25,797
M&T Bank Corp.	19,881	3,623
PNC Financial Services Group, Inc.	100,191	19,963
Starling Bank Ltd. Series D (b)(e)(f)	6,529,200	19,970
Wells Fargo & Co.	9,503,382	507,195
		999,468
Capital Markets - 1.8%
BlackRock, Inc. Class A	87,044	64,751
Charles Schwab Corp.	912,477	77,068
Intercontinental Exchange, Inc.	1,057,389	135,473
Morgan Stanley	2,225,606	201,951
Morningstar, Inc.	100,885	28,313
Raymond James Financial, Inc.	586,607	64,321
State Street Corp.	133,747	11,413
		583,290
Consumer Finance - 0.5%
American Express Co.	801,486	155,921
Diversified Financial Services - 0.4%
Ant International Co. Ltd. Class C (b)(e)(f)	2,623,697	5,037
Berkshire Hathaway, Inc. Class B (b)	309,267	99,414
New Moda LLC Class 1 (e)	62,880	452
WeWork, Inc. (b)	2,465,506	15,779
		120,682
Insurance - 1.4%
American Financial Group, Inc.	438,209	59,329
Arthur J. Gallagher & Co.	828,805	131,109
Chubb Ltd.	126,678	25,797
Hartford Financial Services Group, Inc.	396,610	27,556
Progressive Corp.	38,622	4,091
The Travelers Companies, Inc.	1,164,862	200,158
		448,040

TOTAL FINANCIALS		2,307,401

HEALTH CARE - 8.5%
Biotechnology - 1.3%
Argenx SE ADR (b)	23,097	6,645
Intellia Therapeutics, Inc. (b)	199,412	19,712
Nuvalent, Inc. Class A (b)	90,103	1,347
Regeneron Pharmaceuticals, Inc. (b)	300,011	185,515
Vertex Pharmaceuticals, Inc. (b)	842,668	193,830
		407,049
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (b)	1,809,644	79,932
DexCom, Inc. (b)	18,993	7,861
Intuitive Surgical, Inc. (b)	200,174	58,117
Stryker Corp.	752,922	198,282
		344,192
Health Care Providers & Services - 3.3%
agilon health, Inc. (b)	517,790	10,470
Centene Corp. (b)	2,471,007	204,155
Guardant Health, Inc. (b)	168,993	11,199
Humana, Inc.	136,000	59,068
UnitedHealth Group, Inc.	1,598,608	760,730
		1,045,622
Health Care Technology - 0.0%
Inspire Medical Systems, Inc. (b)	30,894	7,540
Life Sciences Tools & Services - 0.9%
Danaher Corp.	387,460	106,323
IQVIA Holdings, Inc. (b)	30,669	7,058
Thermo Fisher Scientific, Inc.	353,360	192,228
		305,609
Pharmaceuticals - 1.9%
Eli Lilly & Co.	1,593,614	398,324
Pfizer, Inc.	427,944	20,088
Royalty Pharma PLC	183,032	7,186
Zoetis, Inc. Class A	1,004,169	194,457
		620,055

TOTAL HEALTH CARE		2,730,067

INDUSTRIALS - 4.9%
Aerospace & Defense - 1.7%
Airbus Group NV	483,091	61,681
Howmet Aerospace, Inc.	703,229	25,260
Lockheed Martin Corp.	190,079	82,456
Northrop Grumman Corp.	514,350	227,415
Space Exploration Technologies Corp.:
Class A (b)(e)(f)	411,220	23,028
Class C (b)(e)(f)	56,070	3,140
The Boeing Co. (b)	584,725	120,067
		543,047
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	507,519	106,792
Airlines - 0.3%
Copa Holdings SA Class A (b)	71,691	6,082
Delta Air Lines, Inc. (b)	2,310,852	92,249
Southwest Airlines Co. (b)	146,000	6,395
		104,726
Building Products - 0.4%
Fortune Brands Home & Security, Inc.	35,825	3,113
Trane Technologies PLC	828,207	127,486
		130,599
Commercial Services & Supplies - 0.1%
TulCo LLC (b)(e)(f)(g)	42,857	40,685
Construction & Engineering - 0.5%
Quanta Services, Inc.	1,477,851	160,997
Electrical Equipment - 0.5%
Acuity Brands, Inc.	595,658	108,630
AMETEK, Inc.	53,585	6,955
Fluence Energy, Inc. (c)	182,016	2,463
Rockwell Automation, Inc.	103,586	27,614
		145,662
Industrial Conglomerates - 0.1%
General Electric Co.	360,757	34,456
Machinery - 0.2%
Caterpillar, Inc.	58,500	10,973
Otis Worldwide Corp.	519,890	40,723
		51,696
Professional Services - 0.1%
Experian PLC	672,731	26,280
Road & Rail - 0.6%
Canadian Pacific Railway Ltd.	359,611	25,273
Lyft, Inc. (b)	49,448	1,926
Old Dominion Freight Lines, Inc.	121,331	38,102
Uber Technologies, Inc. (b)	3,158,133	113,788
		179,089
Trading Companies & Distributors - 0.1%
AerCap Holdings NV(b)	896,359	48,789

TOTAL INDUSTRIALS		1,572,818

INFORMATION TECHNOLOGY - 17.4%
IT Services - 3.3%
Accenture PLC Class A	875,737	276,750
MasterCard, Inc. Class A	1,293,556	466,741
MongoDB, Inc. Class A (b)	92,736	35,424
Snowflake Computing, Inc. (b)	88,820	23,596
Twilio, Inc. Class A (b)	329,089	57,525
Visa, Inc. Class A	950,081	205,332
		1,065,368
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (b)	1,271,679	156,849
GlobalFoundries, Inc.	521,891	31,721
Lam Research Corp.	55,191	30,981
Marvell Technology, Inc.	8,356,773	571,018
NVIDIA Corp.	1,476,659	360,083
Teradyne, Inc.	1,022,553	120,579
		1,271,231
Software - 6.3%
Adobe, Inc. (b)	225,462	105,444
Atom Tickets LLC (b)(e)(f)(g)	2,580,511	0
Confluent, Inc. (c)	189,879	8,125
Coupa Software, Inc. (b)	105,387	12,753
Dynatrace, Inc. (b)	400,997	17,812
HashiCorp, Inc.	31,214	1,573
HubSpot, Inc. (b)	15,633	8,207
Intuit, Inc.	380,878	180,677
Microsoft Corp.	4,841,565	1,446,611
Salesforce.com, Inc. (b)	903,064	190,122
ServiceNow, Inc. (b)	28,397	16,468
Tenable Holdings, Inc. (b)	307,119	17,002
		2,004,794
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	7,415,978	1,224,526

TOTAL INFORMATION TECHNOLOGY		5,565,919

MATERIALS - 3.2%
Chemicals - 1.4%
Celanese Corp. Class A	32,177	4,482
CF Industries Holdings, Inc.	906,788	73,622
DuPont de Nemours, Inc.	2,608,333	201,807
Sherwin-Williams Co.	156,671	41,225
The Mosaic Co.	2,632,168	138,005
		459,141
Metals & Mining - 1.8%
Barrick Gold Corp.	1,090,964	24,623
First Quantum Minerals Ltd.	1,265,499	37,111
Franco-Nevada Corp.	38,048	5,603
Freeport-McMoRan, Inc.	6,417,889	301,320
Glencore Xstrata PLC	2,929,445	17,225
Newmont Corp.	2,240,260	148,305
Nucor Corp.	170,444	22,434
		556,621

TOTAL MATERIALS		1,015,762

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	222,160	50,401
Equity Residential (SBI)	211,654	18,054
Lamar Advertising Co. Class A	607,004	66,200
SL Green Realty Corp.	705,902	56,133
		190,788
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc. (b)	165,762	40,814

TOTAL REAL ESTATE		231,602

UTILITIES - 0.8%
Electric Utilities - 0.8%
NextEra Energy, Inc.	1,911,507	149,614
Southern Co.	1,478,518	95,764
		245,378
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP	106,466	8,305

TOTAL UTILITIES		253,683

TOTAL COMMON STOCKS
(Cost $14,047,600)		21,408,442

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.3%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (e)(f)	28,500	1,761
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Goop International Holdings, Inc.:
Series C (b)(e)(f)	1,881,874	27,852
Series D (b)(e)(f)	342,241	5,065
		32,917
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Get Heal, Inc. Series B (b)(e)(f)	8,512,822	277
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (b)(e)(f)	51,921	29,076
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
ByteDance Ltd. Series E1 (b)(e)(f)	145,676	22,956

TOTAL CONVERTIBLE PREFERRED STOCKS		86,987

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C (b)(e)(f)	38,589,900	2,701
Series 1D (b)(e)(f)	40,824,742	2,858
		5,559
TOTAL PREFERRED STOCKS
(Cost $68,735)		92,546
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (e)(f)	1,371	1,371
4% 6/12/27 (e)(f)	354	354
TOTAL CONVERTIBLE BONDS
(Cost $1,725)		1,725
	Shares	Value (000s)

Fixed-Income Funds - 31.5%
Fidelity High Income Central Fund (i)	15,765,094	1,748,191
Fidelity Investment Grade Bond Central Fund (i)	75,709,569	8,356,065
TOTAL FIXED-INCOME FUNDS
(Cost $10,046,872)		10,104,256

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.07% (j)	411,168,842	411,251
Fidelity Securities Lending Cash Central Fund 0.07% (j)(k)	16,678,702	16,680
TOTAL MONEY MARKET FUNDS
(Cost $427,931)		427,931
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $24,592,863)		32,034,900
NET OTHER ASSETS (LIABILITIES) - 0.1%		18,171
NET ASSETS - 100%		$32,053,071

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
Devon Energy Corp.	Chicago Board Options Exchange	15,300	$91,112	$60.00	3/18/22	$(4,108)
EOG Resources, Inc.	Chicago Board Options Exchange	11,402	131,032	125.00	3/18/22	(1,516)
Exxon Mobil Corp.	Chicago Board Options Exchange	13,351	104,699	85.00	3/18/22	(681)
TOTAL WRITTEN OPTIONS						$(6,305)

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,934,000 or 0.2% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated company

 (e) Level 3 security

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $249,573,000 or 0.8% of net assets.

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $326,843,000.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$10,000
Atom Tickets LLC	8/15/17	$15,000
Blu Investments LLC	5/21/20	$26
ByteDance Ltd. Series E1	11/18/20	$15,962
Get Heal, Inc. Series B	11/7/16	$2,597
Goop International Holdings, Inc. Series C	12/15/17	$20,000
Goop International Holdings, Inc. Series D	6/21/19	$5,000
Neutron Holdings, Inc.	2/4/21	$42
Neutron Holdings, Inc. Series 1C	7/3/18 - 1/25/19	$7,056
Neutron Holdings, Inc. Series 1D	7/3/18 - 1/25/19	$9,900
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$1,371
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$354
Reddit, Inc. Series E	5/18/21	$1,211
Space Exploration Technologies Corp. Class A	9/11/17	$5,551
Space Exploration Technologies Corp. Class C	9/11/17	$757
Space Exploration Technologies Corp. Series H	8/4/17	$7,009
Starling Bank Ltd. Series D	6/18/21	$11,673
Tory Burch LLC Class A	5/14/15	$50,000
Tory Burch LLC Class B	12/31/12	$17,505
TulCo LLC	8/24/17 - 12/14/17	$15,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$502,155	$3,344,895	$3,435,799	$129	$--	$--	$411,251	0.8%
Fidelity High Income Central Fund	1,883,486	47,771	110,641	47,812	4,169	(76,594)	1,748,191	84.2%
Fidelity Investment Grade Bond Central Fund	8,061,621	742,867	57,469	91,009	2,010	(392,964)	8,356,065	24.7%
Fidelity Securities Lending Cash Central Fund 0.07%	114,179	513,402	610,901	110	--	--	16,680	0.0%
Total	$10,561,441	$4,648,935	$4,214,810	$139,060	$6,179	$(469,558)	$10,532,187

 (a) Includes the value of shares redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
LiveOne, Inc.	$23,263	$--	$50	$--	$(44)	$(17,406)	$5,763
Total	$23,263	$--	$50	$--	$(44)	$(17,406)	$5,763

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$2,318,328	$2,316,567	$--	$1,761
Consumer Discretionary	2,944,689	2,420,860	421,911	101,918
Consumer Staples	803,105	594,848	208,257	--
Energy	1,705,305	1,705,305	--	--
Financials	2,307,401	2,281,942	--	25,459
Health Care	2,730,344	2,730,067	--	277
Industrials	1,601,894	1,418,004	87,961	95,929
Information Technology	5,588,875	5,565,919	--	22,956
Materials	1,015,762	998,537	17,225	--
Real Estate	231,602	231,602	--	--
Utilities	253,683	253,683	--	--
Corporate Bonds	1,725	--	--	1,725
Fixed-Income Funds	10,104,256	10,104,256	--	--
Money Market Funds	427,931	427,931	--	--
Total Investments in Securities:	$32,034,900	$31,049,521	$735,354	$250,025
Derivative Instruments:
Liabilities
Written Options	$(6,305)	$(6,305)	$--	$--
Total Liabilities	$(6,305)	$(6,305)	$--	$--
Total Derivative Instruments:	$(6,305)	$(6,305)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Written Options(a)	$0	$(6,305)
Total Equity Risk	0	(6,305)
Total Value of Derivatives	$0	$(6,305)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	15.1%
AAA,AA,A	4.0%
BBB	5.8%
BB	2.7%
B	2.4%
CCC,CC,C	0.7%
Not Rated	1.1%
Equities	67.6%
Short-Term Investments and Net Other Assets	0.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,757) — See accompanying schedule: Unaffiliated issuers (cost $14,097,576)	$21,496,950
Fidelity Central Funds (cost $10,474,803)	10,532,187
Other affiliated issuers (cost $20,484)	5,763
Total Investment in Securities (cost $24,592,863)		$32,034,900
Cash		33
Restricted cash		9,314
Foreign currency held at value (cost $653)		653
Receivable for investments sold		241,292
Receivable for fund shares sold		13,121
Dividends receivable		20,560
Interest receivable		120
Distributions receivable from Fidelity Central Funds		59
Prepaid expenses		22
Other receivables		3,276
Total assets		32,323,350
Liabilities
Payable for investments purchased	$193,556
Payable for fund shares redeemed	29,460
Accrued management fee	10,119
Deferred taxes	8,977
Written options, at value (premium received $5,589)	6,305
Other affiliated payables	3,048
Other payables and accrued expenses	2,123
Collateral on securities loaned	16,691
Total liabilities		270,279
Net Assets		$32,053,071
Net Assets consist of:
Paid in capital		$23,264,457
Total accumulated earnings (loss)		8,788,614
Net Assets		$32,053,071
Net Asset Value and Maximum Offering Price
Puritan:
Net Asset Value, offering price and redemption price per share ($27,132,552 ÷ 1,072,863 shares)		$25.29
Class K:
Net Asset Value, offering price and redemption price per share ($4,920,519 ÷ 194,748 shares)		$25.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2022 (Unaudited)
Investment Income
Dividends		$123,071
Interest		35
Income from Fidelity Central Funds (including $110 from security lending)		139,060
Total income		262,166
Expenses
Management fee	$63,593
Transfer agent fees	17,331
Accounting fees	1,179
Custodian fees and expenses	140
Independent trustees' fees and expenses	60
Registration fees	255
Audit	160
Legal	21
Miscellaneous	59
Total expenses before reductions	82,798
Expense reductions	(527)
Total expenses after reductions		82,271
Net investment income (loss)		179,895
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,617)	1,751,687
Fidelity Central Funds	6,179
Other affiliated issuers	(44)
Foreign currency transactions	40
Written options	4,181
Total net realized gain (loss)		1,762,043
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred taxes of $8,036)	(2,539,173)
Fidelity Central Funds	(469,558)
Other affiliated issuers	(17,406)
Assets and liabilities in foreign currencies	(29)
Written options	(716)
Total change in net unrealized appreciation (depreciation)		(3,026,882)
Net gain (loss)		(1,264,839)
Net increase (decrease) in net assets resulting from operations		$(1,084,944)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$179,895	$298,912
Net realized gain (loss)	1,762,043	4,307,226
Change in net unrealized appreciation (depreciation)	(3,026,882)	1,320,224
Net increase (decrease) in net assets resulting from operations	(1,084,944)	5,926,362
Distributions to shareholders	(4,049,282)	(1,493,206)
Share transactions - net increase (decrease)	2,681,757	426,506
Total increase (decrease) in net assets	(2,452,469)	4,859,662
Net Assets
Beginning of period	34,505,540	29,645,878
End of period	$32,053,071	$34,505,540

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Puritan Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$29.62	$25.87	$22.17	$25.10	$22.90	$21.07
Income from Investment Operations
Net investment income (loss)A,B	.14	.25	.30	.34	.37	.37
Net realized and unrealized gain (loss)	(1.02)	4.79	4.35	(.27)	2.81	2.21
Total from investment operations	(.88)	5.04	4.65	.07	3.18	2.58
Distributions from net investment income	(.16)	(.25)	(.32)	(.36)C	(.32)	(.39)C
Distributions from net realized gain	(3.29)	(1.04)	(.63)	(2.63)C	(.67)	(.36)C
Total distributions	(3.45)	(1.29)	(.95)	(3.00)D	(.98)D	(.75)
Net asset value, end of period	$25.29	$29.62	$25.87	$22.17	$25.10	$22.90
Total ReturnE,F	(3.24)%	20.33%	21.84%	1.17%	14.34%	12.64%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.50%I	.51%	.52%	.53%	.54%	.55%
Expenses net of fee waivers, if any	.50%I	.51%	.52%	.53%	.53%	.55%
Expenses net of all reductions	.50%I	.50%	.52%	.53%	.53%	.55%
Net investment income (loss)	1.05%I	.93%	1.33%	1.58%	1.54%	1.73%
Supplemental Data
Net assets, end of period (in millions)	$27,133	$28,846	$24,168	$21,319	$22,864	$20,132
Portfolio turnover rateJ	61%I,K	58%K	55%K	132%K	44%K	45%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Puritan Fund Class K

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$29.60	$25.85	$22.15	$25.09	$22.89	$21.06
Income from Investment Operations
Net investment income (loss)A,B	.15	.27	.32	.36	.39	.39
Net realized and unrealized gain (loss)	(1.02)	4.79	4.35	(.28)	2.81	2.21
Total from investment operations	(.87)	5.06	4.67	.08	3.20	2.60
Distributions from net investment income	(.17)	(.27)	(.34)	(.38)C	(.34)	(.41)C
Distributions from net realized gain	(3.29)	(1.04)	(.63)	(2.63)C	(.67)	(.36)C
Total distributions	(3.46)	(1.31)	(.97)	(3.02)D	(1.00)D	(.77)
Net asset value, end of period	$25.27	$29.60	$25.85	$22.15	$25.09	$22.89
Total ReturnE,F	(3.20)%	20.43%	21.97%	1.22%	14.44%	12.76%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.42%I	.43%	.44%	.45%	.45%	.46%
Expenses net of fee waivers, if any	.42%I	.43%	.44%	.45%	.45%	.46%
Expenses net of all reductions	.42%I	.43%	.43%	.44%	.44%	.45%
Net investment income (loss)	1.12%I	1.00%	1.41%	1.67%	1.63%	1.82%
Supplemental Data
Net assets, end of period (in millions)	$4,921	$5,659	$5,478	$5,662	$6,612	$6,198
Portfolio turnover rateJ	61%I,K	58%K	55%K	132%K	44%K	45%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Puritan Fund	$1,122

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in kind, deferred Trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,117,314
Gross unrealized depreciation	(709,791)
Net unrealized appreciation (depreciation)	$7,407,523
Tax cost	$24,626,661

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Puritan Fund	104,167.32

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options"and are representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Puritan Fund	10,192,576	11,049,317

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Puritan Fund	8,298	88,340	215,695	Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Puritan Fund	6,150	71,014	171,175	Puritan and Class K

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Puritan	$16,252.11
Class K	1,079.04
	$17,331

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Puritan Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Puritan Fund	$173

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Puritan Fund	524,704	852,021	127,444

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Puritan Fund	17

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Puritan Fund	$27

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Puritan Fund	$10	$–(a)	$–

 (a) Amount is less than five hundred dollars.

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $527.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2022	Year ended August 31, 2021
Fidelity Puritan Fund
Distributions to shareholders
Puritan	$3,389,038	$1,223,651
Class K	660,244	269,555
Total	$4,049,282	$1,493,206

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2022	Year ended August 31, 2021	Six months ended February 28, 2022	Year ended August 31, 2021
Fidelity Puritan Fund
Puritan
Shares sold	47,198	117,109	$1,275,018	$3,144,444
Reinvestment of distributions	121,811	45,125	3,199,258	1,157,117
Shares redeemed	(69,860)	(122,804)	(1,877,083)	(3,318,511)
Net increase (decrease)	99,149	39,430	$2,597,193	$983,050
Class K
Shares sold	9,727	28,702	$263,010	$771,846
Reinvestment of distributions	25,159	10,524	660,244	269,555
Shares redeemed	(31,320)	(59,997)	(838,690)	(1,597,945)
Net increase (decrease)	3,566	(20,771)	$84,564	$(556,544)

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Puritan Fund
Puritan	.50%
Actual		$1,000.00	$967.60	$2.44
Hypothetical-C		$1,000.00	$1,022.32	$2.51
Class K	.42%
Actual		$1,000.00	$968.00	$2.05
Hypothetical-C		$1,000.00	$1,022.71	$2.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

PUR-SANN-0422
1.700677.124

Fidelity® Puritan® K6 Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 28, 2022

% of fund's net assets
Alphabet, Inc. Class C	5.7
Microsoft Corp.	4.6
Apple, Inc.	3.8
Amazon.com, Inc.	2.6
UnitedHealth Group, Inc.	2.4
19.1

Top Five Bond Issuers as of February 28, 2022

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	8.8
Fannie Mae	1.8
Freddie Mac	1.7
Ginnie Mae	1.1
Uniform Mortgage Backed Securities	0.8
14.2

Top Five Market Sectors as of February 28, 2022

% of fund's net assets
Information Technology	18.4
Financials	12.0
Consumer Discretionary	10.1
Health Care	9.4
Communication Services	8.9

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Stocks	67.8%
Bonds	31.6%
Convertible Securities	0.1%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments – 9.2%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.4%
	Shares	Value
COMMUNICATION SERVICES - 7.2%
Entertainment - 0.7%
Electronic Arts, Inc.	6,643	$864,188
Endeavor Group Holdings, Inc. (a)	53,345	1,607,285
Live Nation Entertainment, Inc. (a)	9,018	1,089,555
LiveOne, Inc. (a)(b)	165,859	141,876
Roblox Corp. (a)	16,461	848,894
Warner Music Group Corp. Class A	25,987	941,249
		5,493,047
Interactive Media & Services - 6.5%
Alphabet, Inc. Class C (a)	17,541	47,322,459
Meta Platforms, Inc. Class A (a)	27,212	5,742,548
Snap, Inc. Class A (a)	22,193	886,388
Zoominfo Technologies, Inc. (a)	6,336	346,516
		54,297,911
Media - 0.0%
Liberty Media Corp. Liberty Formula One Group Series C (a)	2,572	156,198

TOTAL COMMUNICATION SERVICES		59,947,156

CONSUMER DISCRETIONARY - 9.2%
Automobiles - 0.2%
Ford Motor Co.	76,718	1,347,168
Hotels, Restaurants & Leisure - 3.1%
Airbnb, Inc. Class A (a)	46,359	7,022,925
Booking Holdings, Inc. (a)	884	1,920,269
Chipotle Mexican Grill, Inc. (a)	669	1,019,121
Compass Group PLC	121,246	2,740,530
Hilton Worldwide Holdings, Inc. (a)	40,986	6,101,176
Marriott International, Inc. Class A (a)	40,117	6,825,506
Penn National Gaming, Inc. (a)	5,045	259,061
		25,888,588
Household Durables - 0.3%
D.R. Horton, Inc.	10,656	910,022
NVR, Inc. (a)	161	798,309
Toll Brothers, Inc.	12,588	683,025
		2,391,356
Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc. (a)	6,839	21,004,347
Revolve Group, Inc. (a)	2,545	120,709
		21,125,056
Multiline Retail - 0.3%
Dollar General Corp.	12,048	2,389,600
Specialty Retail - 1.7%
Aritzia, Inc. (a)	18,008	684,659
Burlington Stores, Inc. (a)	93	21,008
Industria de Diseno Textil SA	106,246	2,771,509
Lowe's Companies, Inc.	28,323	6,261,082
The Home Depot, Inc.	9,381	2,962,801
TJX Companies, Inc.	24,438	1,615,352
		14,316,411
Textiles, Apparel & Luxury Goods - 1.0%
Brunello Cucinelli SpA (a)	33,322	1,868,910
LVMH Moet Hennessy Louis Vuitton SE	3,713	2,728,703
Moncler SpA	13,180	791,460
NIKE, Inc. Class B	23,336	3,186,531
On Holding AG	357	8,693
		8,584,297

TOTAL CONSUMER DISCRETIONARY		76,042,476

CONSUMER STAPLES - 2.5%
Beverages - 2.0%
Diageo PLC	108,153	5,358,153
Monster Beverage Corp. (a)	22,455	1,895,202
The Coca-Cola Co.	152,487	9,490,791
		16,744,146
Household Products - 0.3%
The Clorox Co.	13,509	1,969,477
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	6,070	1,798,723
L'Oreal SA (a)	182	71,949
The Honest Co., Inc.	967	5,589
		1,876,261

TOTAL CONSUMER STAPLES		20,589,884

ENERGY - 5.3%
Energy Equipment & Services - 0.5%
Baker Hughes Co. Class A	63,999	1,880,291
Halliburton Co.	66,494	2,229,544
NOV, Inc.	7,350	126,053
		4,235,888
Oil, Gas & Consumable Fuels - 4.8%
Antero Resources Corp. (a)	69,233	1,587,513
Canadian Natural Resources Ltd.	107,285	5,993,571
Denbury, Inc. (a)	221	16,058
Devon Energy Corp.	41,176	2,452,031
EOG Resources, Inc.	57,087	6,560,438
EQT Corp.	52,520	1,215,313
Exxon Mobil Corp.	106,434	8,346,554
Hess Corp.	67,856	6,857,527
Pioneer Natural Resources Co.	14,904	3,570,998
Range Resources Corp. (a)	105,011	2,410,002
Reliance Industries Ltd. sponsored GDR (c)	6,824	428,332
		39,438,337

TOTAL ENERGY		43,674,225

FINANCIALS - 7.4%
Banks - 3.2%
Bank of America Corp.	249,280	11,018,176
Citigroup, Inc.	11,458	678,657
JPMorgan Chase & Co.	6,225	882,705
M&T Bank Corp.	506	92,208
PNC Financial Services Group, Inc.	2,674	532,795
Wells Fargo & Co.	247,994	13,235,440
		26,439,981
Capital Markets - 2.0%
BlackRock, Inc. Class A	2,294	1,706,484
Charles Schwab Corp.	23,806	2,010,655
Intercontinental Exchange, Inc.	24,569	3,147,780
Morgan Stanley	74,896	6,796,063
Morningstar, Inc.	2,676	751,019
Raymond James Financial, Inc.	14,390	1,577,864
State Street Corp.	3,462	295,412
		16,285,277
Consumer Finance - 0.5%
American Express Co.	21,139	4,112,381
Capital One Financial Corp.	2,292	351,295
		4,463,676
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc. Class B (a)	7,898	2,538,812
WeWork, Inc. (a)	64,953	415,699
		2,954,511
Insurance - 1.4%
American Financial Group, Inc.	11,598	1,570,253
Arthur J. Gallagher & Co.	21,736	3,438,418
Chubb Ltd.	3,264	664,681
Hartford Financial Services Group, Inc.	10,281	714,324
Progressive Corp.	1,014	107,413
The Travelers Companies, Inc.	28,129	4,833,406
		11,328,495

TOTAL FINANCIALS		61,471,940

HEALTH CARE - 8.6%
Biotechnology - 1.3%
Argenx SE ADR (a)	395	113,645
Intellia Therapeutics, Inc. (a)	5,232	517,183
Nuvalent, Inc. Class A (a)	3,032	45,328
Regeneron Pharmaceuticals, Inc. (a)	7,913	4,893,083
Vertex Pharmaceuticals, Inc. (a)	22,168	5,099,083
		10,668,322
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	46,069	2,034,868
DexCom, Inc. (a)	503	208,197
Intuitive Surgical, Inc. (a)	5,266	1,528,878
Stryker Corp.	19,533	5,144,016
		8,915,959
Health Care Providers & Services - 3.3%
agilon health, Inc. (a)	10,191	206,062
Centene Corp. (a)	65,004	5,370,630
Guardant Health, Inc. (a)	4,446	294,636
Humana, Inc.	3,585	1,557,037
UnitedHealth Group, Inc.	41,148	19,581,099
		27,009,464
Health Care Technology - 0.0%
Inspire Medical Systems, Inc. (a)	815	198,909
Life Sciences Tools & Services - 1.0%
Danaher Corp.	10,155	2,786,634
IQVIA Holdings, Inc. (a)	773	177,883
Thermo Fisher Scientific, Inc.	9,583	5,213,152
		8,177,669
Pharmaceuticals - 1.9%
Eli Lilly & Co.	41,460	10,362,927
Pfizer, Inc.	11,284	529,671
Royalty Pharma PLC	4,536	178,083
Zoetis, Inc. Class A	26,355	5,103,646
		16,174,327

TOTAL HEALTH CARE		71,144,650

INDUSTRIALS - 4.7%
Aerospace & Defense - 1.6%
Airbus Group NV	12,709	1,622,674
Howmet Aerospace, Inc.	17,726	636,718
Lockheed Martin Corp.	4,456	1,933,013
Northrop Grumman Corp.	13,030	5,761,084
The Boeing Co. (a)	15,335	3,148,889
		13,102,378
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	13,113	2,759,237
Airlines - 0.3%
Copa Holdings SA Class A (a)	1,805	153,136
Delta Air Lines, Inc. (a)	55,483	2,214,881
		2,368,017
Building Products - 0.4%
Fortune Brands Home & Security, Inc.	1,531	133,044
Trane Technologies PLC	21,719	3,343,206
		3,476,250
Construction & Engineering - 0.5%
Quanta Services, Inc.	38,670	4,212,710
Electrical Equipment - 0.5%
Acuity Brands, Inc.	15,925	2,904,242
AMETEK, Inc.	1,350	175,217
Fluence Energy, Inc. (b)	4,284	57,963
Rockwell Automation, Inc.	2,581	688,043
		3,825,465
Industrial Conglomerates - 0.1%
General Electric Co.	9,504	907,727
Machinery - 0.1%
Otis Worldwide Corp.	13,568	1,062,781
Professional Services - 0.1%
Experian PLC	17,490	683,237
Road & Rail - 0.6%
Canadian Pacific Railway Ltd.	9,474	665,833
Lyft, Inc. (a)	552	21,495
Old Dominion Freight Lines, Inc.	3,205	1,006,466
Uber Technologies, Inc. (a)	82,634	2,977,303
		4,671,097
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (a)	31,553	1,717,430

TOTAL INDUSTRIALS		38,786,329

INFORMATION TECHNOLOGY - 17.8%
IT Services - 3.4%
Accenture PLC Class A	22,987	7,264,352
Adyen BV (a)(c)	73	152,152
MasterCard, Inc. Class A	33,975	12,258,860
MongoDB, Inc. Class A (a)	2,427	927,090
Snowflake Computing, Inc. (a)	2,440	648,210
Twilio, Inc. Class A (a)	7,374	1,288,975
Visa, Inc. Class A	24,860	5,372,743
		27,912,382
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (a)	33,502	4,132,137
GlobalFoundries, Inc.	13,706	833,051
Lam Research Corp.	2,490	1,397,762
Marvell Technology, Inc.	220,379	15,058,497
NVIDIA Corp.	42,871	10,454,093
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,181	447,409
Teradyne, Inc.	27,729	3,269,804
		35,592,753
Software - 6.3%
Adobe, Inc. (a)	5,900	2,759,312
Confluent, Inc. (b)	4,042	172,957
Coupa Software, Inc. (a)	2,773	335,561
Dynatrace, Inc. (a)	10,424	463,034
HashiCorp, Inc.	786	39,607
HubSpot, Inc. (a)	288	151,200
Intuit, Inc.	10,035	4,760,303
Microsoft Corp.	127,446	38,079,590
Salesforce.com, Inc. (a)	23,701	4,989,772
ServiceNow, Inc. (a)	748	433,780
Tenable Holdings, Inc. (a)	8,055	445,925
		52,631,041
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	194,044	32,040,545

TOTAL INFORMATION TECHNOLOGY		148,176,721

MATERIALS - 3.2%
Chemicals - 1.5%
Celanese Corp. Class A	848	118,109
CF Industries Holdings, Inc.	23,889	1,939,548
DuPont de Nemours, Inc.	68,249	5,280,425
Linde PLC	665	195,005
Sherwin-Williams Co.	4,109	1,081,201
The Mosaic Co.	68,873	3,611,011
		12,225,299
Metals & Mining - 1.7%
Barrick Gold Corp.	28,546	644,283
First Quantum Minerals Ltd.	32,765	960,848
Franco-Nevada Corp.	1,557	229,294
Freeport-McMoRan, Inc.	159,065	7,468,102
Glencore Xstrata PLC	76,651	450,709
Newmont Corp.	58,618	3,880,512
Nucor Corp.	4,490	590,974
		14,224,722

TOTAL MATERIALS		26,450,021

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	7,581	1,719,901
Equity Residential (SBI)	6,036	514,871
Lamar Advertising Co. Class A	16,281	1,775,606
SL Green Realty Corp.	17,649	1,403,448
		5,413,826
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc. (a)	4,257	1,048,159

TOTAL REAL ESTATE		6,461,985

UTILITIES - 0.7%
Electric Utilities - 0.7%
NextEra Energy, Inc.	50,517	3,953,966
Southern Co.	30,683	1,987,338
		5,941,304
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP	2,894	225,761

TOTAL UTILITIES		6,167,065

TOTAL COMMON STOCKS
(Cost $463,521,262)		558,912,452

Fixed-Income Funds - 31.6%
Fidelity High Income Central Fund (d)	409,721	45,433,908
Fidelity Investment Grade Bond Central Fund (d)	1,967,009	217,098,814
TOTAL FIXED-INCOME FUNDS
(Cost $269,968,878)		262,532,722

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.07% (e)	8,824,908	8,826,672
Fidelity Securities Lending Cash Central Fund 0.07% (e)(f)	342,916	342,950
TOTAL MONEY MARKET FUNDS
(Cost $9,169,622)		9,169,622
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $742,659,762)		830,614,796
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(619,685)
NET ASSETS - 100%		$829,995,111

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $580,484 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$8,362,705	$68,630,437	$68,166,470	$2,997	$--	$--	$8,826,672	0.0%
Fidelity High Income Central Fund	35,477,867	12,676,318	989,150	1,005,499	(1,357)	(1,729,770)	45,433,908	2.2%
Fidelity Investment Grade Bond Central Fund	151,852,605	73,847,487	--	1,923,300	--	(8,601,278)	217,098,814	0.6%
Fidelity Securities Lending Cash Central Fund 0.07%	1,344,000	17,772,293	18,773,343	4,497	--	--	342,950	0.0%
Total	$197,037,177	$172,926,535	$87,928,963	$2,936,293	$(1,357)	$(10,331,048)	$271,702,344

 (a) Includes the value of shares purchased through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$59,947,156	$59,947,156	$--	$--
Consumer Discretionary	76,042,476	65,141,364	10,901,112	--
Consumer Staples	20,589,884	15,159,782	5,430,102	--
Energy	43,674,225	43,245,893	428,332	--
Financials	61,471,940	61,471,940	--	--
Health Care	71,144,650	71,144,650	--	--
Industrials	38,786,329	36,480,418	2,305,911	--
Information Technology	148,176,721	148,024,569	152,152	--
Materials	26,450,021	25,999,312	450,709	--
Real Estate	6,461,985	6,461,985	--	--
Utilities	6,167,065	6,167,065	--	--
Fixed-Income Funds	262,532,722	262,532,722	--	--
Money Market Funds	9,169,622	9,169,622	--	--
Total Investments in Securities:	$830,614,796	$810,946,478	$19,668,318	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	15.1%
AAA,AA,A	4.0%
BBB	5.9%
BB	2.7%
B	2.4%
CCC,CC,C	0.7%
Not Rated	1.1%
Equities	67.9%
Short-Term Investments and Net Other Assets	0.2%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $328,745) — See accompanying schedule: Unaffiliated issuers (cost $463,521,262)	$558,912,452
Fidelity Central Funds (cost $279,138,500)	271,702,344
Total Investment in Securities (cost $742,659,762)		$830,614,796
Cash		14,044
Foreign currency held at value (cost $12,837)		12,836
Receivable for fund shares sold		374,107
Dividends receivable		560,579
Distributions receivable from Fidelity Central Funds		1,593
Other receivables		5,025
Total assets		831,582,980
Liabilities
Payable for fund shares redeemed	1,021,403
Accrued management fee	223,516
Collateral on securities loaned	342,950
Total liabilities		1,587,869
Net Assets		$829,995,111
Net Assets consist of:
Paid in capital		$739,498,540
Total accumulated earnings (loss)		90,496,571
Net Assets		$829,995,111
Net Asset Value, offering price and redemption price per share ($829,995,111 ÷ 60,861,719 shares)		$13.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Dividends		$2,468,010
Income from Fidelity Central Funds (including $4,497 from security lending)		2,936,293
Total income		5,404,303
Expenses
Management fee	$1,149,437
Independent trustees' fees and expenses	1,173
Interest	48
Total expenses before reductions	1,150,658
Expense reductions	(5)
Total expenses after reductions		1,150,653
Net investment income (loss)		4,253,650
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,381,470
Fidelity Central Funds	(1,357)
Foreign currency transactions	(5,414)
Written options	84,580
Total net realized gain (loss)		5,459,279
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(27,002,118)
Fidelity Central Funds	(10,331,048)
Assets and liabilities in foreign currencies	(226)
Total change in net unrealized appreciation (depreciation)		(37,333,392)
Net gain (loss)		(31,874,113)
Net increase (decrease) in net assets resulting from operations		$(27,620,463)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,253,650	$5,916,220
Net realized gain (loss)	5,459,279	27,609,221
Change in net unrealized appreciation (depreciation)	(37,333,392)	62,261,632
Net increase (decrease) in net assets resulting from operations	(27,620,463)	95,787,073
Distributions to shareholders	(25,436,416)	(6,716,176)
Share transactions
Proceeds from sales of shares	278,188,434	303,344,722
Reinvestment of distributions	25,436,416	6,716,176
Cost of shares redeemed	(71,114,615)	(119,841,595)
Net increase (decrease) in net assets resulting from share transactions	232,510,235	190,219,303
Total increase (decrease) in net assets	179,453,356	279,290,200
Net Assets
Beginning of period	650,541,755	371,251,555
End of period	$829,995,111	$650,541,755
Other Information
Shares
Sold	19,778,373	22,618,354
Issued in reinvestment of distributions	1,805,629	510,364
Redeemed	(5,015,823)	(8,866,840)
Net increase (decrease)	16,568,179	14,261,878

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Puritan K6 Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.69	$12.36	$10.26	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.08	.16	.16	.03
Net realized and unrealized gain (loss)	(.57)	2.36	2.07	.24
Total from investment operations	(.49)	2.52	2.23	.27
Distributions from net investment income	(.09)	(.14)	(.13)	(.01)
Distributions from net realized gain	(.47)	(.05)	–	–
Total distributions	(.56)	(.19)	(.13)	(.01)
Net asset value, end of period	$13.64	$14.69	$12.36	$10.26
Total ReturnD,E	(3.41)%	20.55%	21.95%	2.65%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.32%H	.32%	.32%	.31%H,I
Expenses net of fee waivers, if any	.32%H	.32%	.32%	.31%H,I
Expenses net of all reductions	.32%H	.31%	.32%	.31%H,I
Net investment income (loss)	1.19%H	1.17%	1.48%	1.62%H
Supplemental Data
Net assets, end of period (000 omitted)	$829,995	$650,542	$371,252	$83,185
Portfolio turnover rateJ,K	67%H	65%	67%	99%L

 A For the period June 14, 2019 (commencement of operations) through August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity Puritan K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$109,893,658
Gross unrealized depreciation	(23,116,527)
Net unrealized appreciation (depreciation)	$86,777,131
Tax cost	$743,837,665

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Puritan K6 Fund	229,569,829	231,588,419

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Puritan K6 Fund	15,417,281	215,695,364

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Puritan K6 Fund	12,525,552	171,174,982

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .32% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Puritan K6 Fund	$1,433

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Puritan K6 Fund	Borrower	$5,466,000.32%		$48

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Puritan K6 Fund	7,912,399	5,951,624	438,610

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Puritan K6 Fund	$430	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Puritan K6 Fund	.32%
Actual		$1,000.00	$965.90	$1.56
Hypothetical-C		$1,000.00	$1,023.21	$1.61

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

PUR-K6-SANN-0422
1.9893908.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2022